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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-09477

ING Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET U.S. Core Portfolio Series 1
ING GET U.S. Core Portfolio Series 2
ING GET U.S. Core Portfolio Series 3
ING GET U.S. Core Portfolio Series 4
ING GET U.S. Core Portfolio Series 5
ING GET U.S. Core Portfolio Series 6
ING GET U.S. Core Portfolio Series 7
ING GET U.S. Core Portfolio Series 8
ING VP Worldwide Growth Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 39.4%
		Advertising: 0.1%
2,700	@	Interpublic Group of Cos., Inc.	$33,156
1,200		Omnicom Group, Inc.	106,224

			139,380

		Aerospace/Defense: 0.7%
5,350		Boeing Co.	312,761
1,300		General Dynamics Corp.	139,165
150		Goodrich Corp.	5,744
650		L-3 Communications Holdings, Inc.	46,163
3,750		Lockheed Martin Corp.	228,975
2,300		Northrop Grumman Corp.	124,154
2,850		Raytheon Co.	110,295
950		Rockwell Collins, Inc.	45,211
3,300		United Technologies Corp.	335,477

			1,347,945

		Agriculture: 0.7%
13,100		Altria Group, Inc.	856,609
6,900		Archer-Daniels-Midland Co.	169,602
2,350		Monsanto Co.	151,575
1,000		Reynolds American, Inc.	80,590
1,050		UST, Inc.	54,285

			1,312,661

		Apparel: 0.3%
2,100	@	Coach, Inc.	118,923
1,000		Jones Apparel Group, Inc.	33,490
1,000		Liz Claiborne, Inc.	40,130
2,200		Nike, Inc.	183,282
500		Reebok Intl., Ltd.	22,150
1,100		VF Corp.	65,054

			463,029

		Auto Manufacturers: 0.1%
15,750		Ford Motor Co.	178,447
1,125		PACCAR, Inc.	81,439

			259,886

		Auto Parts and Equipment: 0.1%
1,300	@	Goodyear Tire & Rubber Co.	17,355
1,200		Johnson Controls, Inc.	66,912

			84,267

		Banks: 2.6%
2,100		AmSouth Bancorporation	54,495
34,684		Bank of America Corp.	1,529,563
3,650		BB&T Corp.	142,642
1,500		Comerica, Inc.	82,620
700		Compass Bancshares, Inc.	31,780
650		Fifth Third Bancorp	27,937
600		First Horizon National Corp.	24,474
1,100		Huntington Bancshares, Inc.	26,290
3,650		KeyCorp	118,443
750		M & T Bank Corp.	76,545
1,300		Marshall & Ilsley Corp.	54,275
2,650		Mellon Financial Corp.	75,631
4,200		National City Corp.	140,700
2,825		North Fork Bancorp, Inc.	78,366
1,400		Northern Trust Corp.	60,816

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.6% (continued)
1,800		PNC Financial Services Group, Inc.	$92,664
400		State Street Corp.	17,488
2,300		SunTrust Banks, Inc.	165,761
2,046		Synovus Financial Corp.	57,002
4,750		The Bank of New York Co., Inc.	137,988
12,000		U.S. Bancorp	345,840
13,535		Wachovia Corp.	689,066
10,500		Wells Fargo & Co.	627,899
450		Zions Bancorporation	31,059

			4,689,344

		Beverages: 1.0%
5,100		Anheuser-Busch Cos., Inc.	241,689
950		Brown-Forman Corp.	52,013
19,350		Coca-Cola Co.	806,314
3,150		Coca-Cola Enterprises, Inc.	64,638
300		Molson Coors Brewing Co.	23,151
1,350		Pepsi Bottling Group, Inc.	37,598
10,800		PepsiCo, Inc.	572,724

			1,798,127

		Biotechnology: 0.3%
7,800	@	Amgen, Inc.	454,038
1,550	@	Genzyme Corp.	88,722
200	@	Millipore Corp.	8,680

			551,440

		Building Materials: 0.1%
1,850		American Standard Cos., Inc.	85,988
2,850		Masco Corp.	98,809
650		Vulcan Materials Co.	36,940

			221,737

		Chemicals: 0.8%
1,250		Air Products & Chemicals, Inc.	79,113
300		Ashland, Inc.	20,241
8,200		Dow Chemical Co.	408,769
6,350		E.I. du Pont de Nemours & Co.	325,374
600		Eastman Chemical Co.	35,400
600		Ecolab, Inc.	19,830
1,100		Engelhard Corp.	33,033
800		International Flavors & Fragrances, Inc.	31,600
1,950		PPG Industries, Inc.	139,464
2,100		Praxair, Inc.	100,506
1,400		Rohm & Haas Co.	67,200
1,350		Sherwin-Williams Co.	59,387
550		Sigma-Aldrich Corp.	33,688

			1,353,605

		Commercial Services: 0.3%
200	@	Apollo Group, Inc.	14,812
6,650		Cendant Corp.	136,590
1,150		Equifax, Inc.	35,294
1,300		H&R Block, Inc.	65,754
2,650		McKesson Corp.	100,038
750		Moody’s Corp.	60,645
2,000		Paychex, Inc.	65,640
1,500		R.R. Donnelley & Sons Co.	47,430
850		Robert Half Intl., Inc.	22,916

			549,119

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.1%
8,700	@	Apple Computer, Inc.	$362,529
1,250	@	Computer Sciences Corp.	57,313
26,800	@	Dell, Inc.	1,029,655
2,900		Electronic Data Systems Corp.	59,943
20,400	@	EMC Corp.	251,328
19,400		Hewlett-Packard Co.	425,636
13,950		International Business Machines Corp.	1,274,750
750	@	Lexmark Intl., Inc.	59,978
1,000	@	NCR Corp.	33,740
4,050	@	Network Appliance, Inc.	112,023
37,300	@	Sun Microsystems, Inc.	150,692
1,500	@	Sungard Data Systems, Inc.	51,750
2,100	@	Unisys Corp.	14,826

			3,884,163

		Cosmetics/Personal Care: 1.1%
825		Alberto-Culver Co.	39,485
3,000		Avon Products, Inc.	128,820
3,450		Colgate-Palmolive Co.	179,987
6,250		Gillette Co.	315,500
3,050		Kimberly-Clark Corp.	200,477
21,550		Procter & Gamble Co.	1,142,149

			2,006,418

		Distribution/Wholesale: 0.1%
1,150		Genuine Parts Co.	50,014
950		W.W. Grainger, Inc.	59,156

			109,170

		Diversified Financial Services: 2.6%
7,400		American Express Co.	380,137
1,100		Bear Stearns Cos., Inc.	109,890
1,550		Capital One Financial Corp.	115,894
1,450		Charles Schwab Corp.	15,240
1,400		CIT Group, Inc.	53,200
33,000		Citigroup, Inc.	1,483,019
5,098		Countrywide Financial Corp.	165,481
2,900	@	E*TRADE Financial Corp.	34,800
6,200		Fannie Mae	337,590
250		Federated Investors, Inc.	7,078
1,650		Franklin Resources, Inc.	113,273
4,400		Freddie Mac	278,080
2,850		Goldman Sachs Group, Inc.	313,472
2,250		Lehman Brothers Holdings, Inc.	211,860
8,150		MBNA Corp.	200,083
6,100		Merrill Lynch & Co., Inc.	345,259
6,800		Morgan Stanley	389,299
2,400	@	Providian Financial Corp.	41,184
2,600		SLM Corp.	129,584
800		T. Rowe Price Group, Inc.	47,504

			4,771,927

		Electric: 1.1%
5,560	@	AES Corp.	91,073
1,250		Ameren Corp.	61,263
2,350		American Electric Power Co., Inc.	80,041

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.1% (continued)
1,850		CenterPoint Energy, Inc.	$22,256
1,200		Cinergy Corp.	48,624
1,600		Consolidated Edison, Inc.	67,488
1,250		Constellation Energy Group, Inc.	64,625
2,100		Dominion Resources, Inc.	156,303
1,100		DTE Energy Co.	50,028
8,000		Duke Energy Corp.	224,079
1,950		Edison Intl.	67,704
1,450		Entergy Corp.	102,457
4,300		Exelon Corp.	197,326
2,100		FirstEnergy Corp.	88,095
2,000		FPL Group, Inc.	80,300
1,900		NiSource, Inc.	43,301
2,600		PG&E Corp.	88,660
1,400		PPL Corp.	75,586
300		Progress Energy, Inc.	12,585
300		Public Service Enterprise Group, Inc.	16,317
4,550		Southern Co.	144,827
1,450		TECO Energy, Inc.	22,736
2,050		TXU Corp.	163,242
2,100		Xcel Energy, Inc.	36,078

			2,004,994

		Electrical Components and Equipment: 0.1%
2,600		Emerson Electric Co.	168,818

			168,818

		Electronics: 0.2%
2,450	@	Agilent Technologies, Inc.	54,389
950		Applera Corp. — Applied Biosystems Group	18,753
150	@	Fisher Scientific Intl., Inc.	8,538
1,750	@	Jabil Circuit, Inc.	49,909
650		Parker Hannifin Corp.	39,598
850		PerkinElmer, Inc.	17,536
6,700	@	Solectron Corp.	23,249
350		Tektronix, Inc.	8,586
1,550	@	Thermo Electron Corp.	39,200
950	@	Waters Corp.	34,001

			293,759

		Engineering and Construction: 0.0%
500		Fluor Corp.	27,715

			27,715

		Environmental Control: 0.1%
3,700		Waste Management, Inc.	106,745

			106,745

		Food: 0.5%
500		Albertson’s, Inc.	10,325
2,550		Campbell Soup Co.	74,001
3,250		ConAgra Foods, Inc.	87,815
2,000		General Mills, Inc.	98,300
2,150		H.J. Heinz Co.	79,206
1,400		Hershey Foods Corp.	84,644
2,200		Kellogg Co.	95,194
4,600	@	Kroger Co.	73,738
1,100		McCormick & Co., Inc.	37,873
2,900	@	Safeway, Inc.	53,737

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.5% (continued)
5,050		Sara Lee Corp.	$111,908
1,300		SUPERVALU, Inc.	43,355
1,400		Wm. Wrigley Jr. Co.	91,798

			941,894

		Forest Products and Paper: 0.2%
350		Georgia-Pacific Corp.	12,422
3,400		International Paper Co.	125,086
850		Louisiana-Pacific Corp.	21,369
1,500		MeadWestvaco Corp.	47,730
1,050		Plum Creek Timber Co., Inc.	37,485
400		Temple-Inland, Inc.	29,020
1,650		Weyerhaeuser Co.	113,025

			386,137

		Gas: 0.1%
850		KeySpan Corp.	33,125
200		Nicor, Inc.	7,418
2,400		Sempra Energy	95,616

			136,159

		Hand/Machine Tools: 0.1%
750		Black & Decker Corp.	59,242
550		Snap-On, Inc.	17,485
550		Stanley Works	24,899

			101,626

		Healthcare-Products: 1.5%
350		Bausch & Lomb, Inc.	25,655
1,500		Baxter Intl., Inc.	50,970
2,700		Becton Dickinson & Co.	157,734
1,700		Biomet, Inc.	61,710
5,350	@	Boston Scientific Corp.	156,702
500		C.R. Bard, Inc.	34,040
2,050		Guidant Corp.	151,495
22,150		Johnson & Johnson	1,487,593
7,750		Medtronic, Inc.	394,863
2,300	@	St. Jude Medical, Inc.	82,800
500		Stryker Corp.	22,305
1,600	@	Zimmer Holdings, Inc.	124,496

			2,750,363

		Healthcare-Services: 0.8%
3,100		Aetna, Inc.	232,345
1,500	@	Humana, Inc.	47,910
750	@	Laboratory Corp. of America Holdings	36,150
400		Manor Care, Inc.	14,544
650		Quest Diagnostics, Inc.	68,335
7,000		UnitedHealth Group, Inc.	667,660
3,200	@	WellPoint, Inc.	401,120

			1,468,064

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,880
550		Whirlpool Corp.	37,252

			66,132

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.1%
800		Avery Dennison Corp.	$49,544
1,500		Clorox Co.	94,485
750		Fortune Brands, Inc.	60,473

			204,502

		Housewares: 0.0%
1,550		Newell Rubbermaid, Inc.	34,007

			34,007

		Insurance: 2.1%
2,050	@@	ACE Ltd.	84,604
2,750		AFLAC, Inc.	102,465
4,250		Allstate Corp.	229,755
650		AMBAC Financial Group, Inc.	48,588
22,150		American Intl. Group, Inc.	1,227,331
2,050		AON Corp.	46,822
2,150		Chubb Corp.	170,431
1,450		CIGNA Corp.	129,485
920		Cincinnati Financial Corp.	40,121
1,900		Hartford Financial Services Group, Inc.	130,264
900		Jefferson-Pilot Corp.	44,145
1,500		Lincoln National Corp.	67,710
2,000		Loews Corp.	147,080
1,000		MBIA, Inc.	52,280
8,100		MetLife, Inc.	316,709
800		MGIC Investment Corp.	49,336
2,500		Principal Financial Group	96,225
1,700		Progressive Corp.	155,992
4,350		Prudential Financial, Inc.	249,689
1,000		Safeco Corp.	48,710
4,100		St. Paul Travelers Cos., Inc.	150,593
600		Torchmark Corp.	31,320
1,750		UnumProvident Corp.	29,785
1,200	@@	XL Capital Ltd.	86,844

			3,736,284

		Internet: 0.4%
8,400	@	eBay, Inc.	312,984
7,100	@	Symantec Corp.	151,443
8,900	@	Yahoo!, Inc.	301,710

			766,137

		Iron/Steel: 0.1%
1,150		Nucor Corp.	66,194
1,350		United States Steel Corp.	68,648

			134,842

		Leisure Time: 0.2%
800		Brunswick Corp.	37,480
3,350		Carnival Corp.	173,564
1,600		Harley-Davidson, Inc.	92,416
1,300		Sabre Holdings Corp.	28,444

			331,904

		Lodging: 0.1%
600		Harrah’s Entertainment, Inc.	38,748
2,150		Hilton Hotels Corp.	48,053
1,900		Marriott Intl., Inc.	127,034
1,100		Starwood Hotels & Resorts Worldwide, Inc.	66,033

			279,868

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.1%
400		Cummins, Inc.	$28,140
300		Deere & Co.	20,139
2,000		Rockwell Automation, Inc.	113,280

			161,559

		Media: 1.1%
14,150	@	Comcast Corp.	477,986
300		Gannett Co., Inc.	23,724
1,200		McGraw-Hill Cos., Inc.	104,700
350		Meredith Corp.	16,363
750		New York Times Co.	27,435
3,400		News Corp.	57,528
29,350	@	Time Warner, Inc.	515,092
700		Tribune Co.	27,909
10,750		Viacom, Inc.	374,423
13,250		Walt Disney Co.	380,673

			2,005,833

		Mining: 0.0%
750		Phelps Dodge Corp.	76,298

			76,298

		Miscellaneous Manufacturing: 2.4%
6,650		3M Co.	569,838
500		Cooper Industries Ltd.	35,760
2,000		Danaher Corp.	106,820
1,200		Dover Corp.	45,348
2,050		Eastman Kodak Co.	66,728
750		Eaton Corp.	49,050
67,300		General Electric Co.	2,426,837
5,450		Honeywell Intl., Inc.	202,795
1,900		Illinois Tool Works, Inc.	170,107
1,100	@@	Ingersoll-Rand Co. Ltd.	87,615
550		ITT Industries, Inc.	49,632
1,100		Pall Corp.	29,832
1,100		Textron, Inc.	82,082
12,950	@@	Tyco Intl., Ltd.	437,710

			4,360,154

		Office/Business Equipment: 0.1%
1,900		Pitney Bowes, Inc.	85,728
6,000	@	Xerox Corp.	90,900

			176,628

		Oil and Gas: 3.6%
600		Amerada Hess Corp.	57,726
1,700		Anadarko Petroleum Corp.	129,370
1,750		Apache Corp.	107,153
3,400		Burlington Resources, Inc.	170,238
18,800		ChevronTexaco Corp.	1,096,227
3,750		ConocoPhillips	404,399
3,350		Devon Energy Corp.	159,963
1,200		EOG Resources, Inc.	58,488
58,100		Exxon Mobil Corp.	3,462,759
950		Kerr-McGee Corp.	74,414
2,550		Marathon Oil Corp.	119,646
150		Noble Corp.	8,432
2,900		Occidental Petroleum Corp.	206,392
450		Sunoco, Inc.	46,584
1,750	@	Transocean, Inc.	90,055

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 3.6% (continued)
1,950		Unocal Corp.	$120,296
2,250		Valero Energy Corp.	164,858

			6,477,000

		Oil and Gas Services: 0.1%
1,800		Baker Hughes, Inc.	80,082
150		BJ Services Co.	7,782
2,550		Halliburton Co.	110,288
900	@	National-Oilwell, Inc.	42,030

			240,182

		Packaging and Containers: 0.1%
900		Ball Corp.	37,332
1,000		Bemis Co.	31,120
1,250	@	Pactiv Corp.	29,188
600	@	Sealed Air Corp.	31,164

			128,804

		Pharmaceuticals: 2.2%
9,850		Abbott Laboratories	459,206
850		Allergan, Inc.	59,050
750		AmerisourceBergen Corp.	42,968
12,600		Bristol-Myers Squibb Co.	320,796
4,550		Cardinal Health, Inc.	253,890
4,800	@	Caremark Rx, Inc.	190,944
1,450		Eli Lilly & Co.	75,545
700	@	Express Scripts, Inc.	61,033
2,400	@	Forest Laboratories, Inc.	88,680
2,800	@	Gilead Sciences, Inc.	100,240
1,200	@	Hospira, Inc.	38,724
600	@	King Pharmaceuticals, Inc.	4,986
1,750	@	Medco Health Solutions, Inc.	86,748
14,250		Merck & Co., Inc.	461,272
47,150		Pfizer, Inc.	1,238,630
9,300		Schering-Plough Corp.	168,795
8,650		Wyeth	364,857

			4,016,364

		Pipelines: 0.1%
3,950		El Paso Corp.	41,791
600		Kinder Morgan, Inc.	45,420
2,850		Williams Cos., Inc.	53,609

			140,820

		Real Estate Investment Trusts: 0.2%
550		Apartment Investment & Management Co.	20,460
1,300		Archstone-Smith Trust	44,343
2,400		Equity Office Properties Trust	72,312
1,700		Equity Residential	54,757
1,450		Simon Property Group, Inc.	87,841

			279,713

		Retail: 2.8%
1,800	@	Autonation, Inc.	34,092
1,550	@	Bed Bath & Beyond, Inc.	56,637
3,450		Best Buy Co., Inc.	186,335
2,000		Circuit City Stores, Inc.	32,100
3,000		Costco Wholesale Corp.	132,540
2,200		CVS Corp.	115,764
1,650		Darden Restaurants, Inc.	50,622

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.8% (continued)
1,150		Family Dollar Stores, Inc.	$34,914
1,100		Federated Department Stores, Inc.	70,004
7,950		Gap, Inc.	173,628
13,900		Home Depot, Inc.	531,535
3,150		J.C. Penney Co., Inc. Holding Co.	163,548
3,100		Limited Brands, Inc.	75,330
5,050		Lowe’s Cos., Inc.	288,305
1,850		May Department Stores Co.	68,487
10,850		McDonald’s Corp.	337,869
1,000		Nordstrom, Inc.	55,380
2,700	@	Office Depot, Inc.	59,886
1,050		RadioShack Corp.	25,725
600	@	Sears Holdings Corp.	79,902
5,350		Staples, Inc.	168,151
2,550	@	Starbucks Corp.	131,733
5,800		Target Corp.	290,116
2,750		TJX Cos., Inc.	67,733
1,950	@	Toys R US, Inc.	50,232
21,400		Wal-Mart Stores, Inc.	1,072,353
11,050		Walgreen Co.	490,840
1,050		Wendy’s Intl., Inc.	40,992
1,950		Yum! Brands, Inc.	101,030

			4,985,783

		Savings and Loans: 0.2%
1,900		Golden West Financial Corp.	114,950
5,700		Washington Mutual, Inc.	225,150

			340,100

		Semiconductors: 1.2%
2,700	@	Altera Corp.	53,406
2,400		Analog Devices, Inc.	86,736
10,750	@	Applied Materials, Inc.	174,687
1,850	@	Broadcom Corp.	55,352
513	@	Freescale Semiconductor, Inc.	8,849
53,150		Intel Corp.	1,234,674
250	@	KLA-Tencor Corp.	11,503
1,950		Linear Technology Corp.	74,705
750		Maxim Integrated Products, Inc.	30,653
2,150		National Semiconductor Corp.	44,312
900	@	Novellus Systems, Inc.	24,057
1,050	@	Nvidia Corp.	24,948
700	@	QLogic Corp.	28,350
11,050		Texas Instruments, Inc.	281,664

			2,133,896

		Software: 1.8%
2,000		Adobe Systems, Inc.	134,340
2,000		Autodesk, Inc.	59,520
3,750		Automatic Data Processing, Inc.	168,563
2,200	@	BMC Software, Inc.	33,000
800	@	Citrix Systems, Inc.	19,056
3,650		Computer Associates Intl., Inc.	98,915
3,650	@	Compuware Corp.	26,280
1,950	@	Electronic Arts, Inc.	100,971
6,820		First Data Corp.	268,094
1,150	@	Fiserv, Inc.	45,770

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 1.8% (continued)
1,950		IMS Health, Inc.	$47,561
1,000	@	Intuit, Inc.	43,770
600	@	Mercury Interactive Corp.	28,428
63,950		Microsoft Corp.	1,545,671
2,350	@	Novell, Inc.	14,006
48,300	@	Oracle Corp.	602,784
2,800	@	Siebel Systems, Inc.	25,564
3,050	@	Veritas Software Corp.	70,821

			3,333,114

		Telecommunications: 2.0%
2,400		Alltel Corp.	131,640
6,300		AT&T Corp.	118,125
3,950	@	Avaya, Inc.	46,136
14,400		BellSouth Corp.	378,576
1,200		CenturyTel, Inc.	39,408
41,900	@	Cisco Systems, Inc.	749,590
2,650		Citizens Communications Co.	34,291
1,200	@	Comverse Technology, Inc.	30,264
3,450	@	Corning, Inc.	38,399
20,950		Motorola, Inc.	313,622
8,850	@	Nextel Communications, Inc.	251,517
10,450		QUALCOMM, Inc.	382,992
25,950		SBC Communications, Inc.	614,755
1,600		Scientific-Atlanta, Inc.	45,152
11,600		Sprint Corp.	263,900
3,450	@	Tellabs, Inc.	25,185
4,350		Verizon Communications, Inc.	154,425

			3,617,977

		Textiles: 0.0%
1,000		Cintas Corp.	41,310

			41,310

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	24,540
2,700		Mattel, Inc.	57,645

			82,185

		Transportation: 0.7%
2,400		Burlington Northern Santa Fe Corp.	129,432
1,800		CSX Corp.	74,970
2,600		FedEx Corp.	244,270
3,200		Norfolk Southern Corp.	118,560
500		Ryder System, Inc.	20,850
1,550		Union Pacific Corp.	108,035
7,100		United Parcel Service, Inc.	516,454

			1,212,571

		Total Common Stock
		(Cost $67,900,895)	71,292,459

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 1	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.4%
		Federal Home Loan Bank: 23.7%
$50,000,000		4.490%, due 09/12/08		$42,972,900

				42,972,900

		Federal Home Loan Mortgage Corporation: 22.4%
47,127,000		4.390%, due 10/15/08		40,472,385

				40,472,385

		Other U.S. Agency Obligations: 8.3%
17,600,000		Tennessee Valley Authority, 4.460%, due 11/13/08		15,026,123

				15,026,123

		Total U.S. Government Agency Obligations
		(Cost $101,565,922)		98,471,408

U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury STRIP: 5.5%
11,480,000		4.080%, due 08/15/08		10,031,465

		Total U.S. Treasury Obligations
		(Cost $10,103,196)		10,031,465

		Total Long-Term Investments
		(Cost $179,570,013)		179,795,332

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,426,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $1,426,112 to be received upon repurchase (Collateralized by $1,453,000 Federal Credit Savings Bureau, 2.625%, Market Value plus accrued interest $1,454,699, due 12/15/05)		1,426,000

		Total Short-Term Investments
		(Cost $1,426,000)		1,426,000

		Total Investments In Securities
		(Cost $180,996,013)*	100.1%	$181,221,332
		Other Assets and Liabilities—Net	(0.1)	(186,959)

		Net Assets	100.0%	$181,034,373

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $182,167,393.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,544,538
		Gross Unrealized Depreciation		(5,490,599)

		Net Unrealized Depreciation		$(946,061)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 35.7%
		Advertising: 0.1%
1,620	@	Interpublic Group of Cos., Inc.	$19,894
950		Omnicom Group, Inc.	84,094

			103,988

		Aerospace/Defense: 0.7%
3,960		Boeing Co.	231,502
950		General Dynamics Corp.	101,698
130		Goodrich Corp.	4,978
500		L-3 Communications Holdings, Inc.	35,510
3,160		Lockheed Martin Corp.	192,950
1,600		Northrop Grumman Corp.	86,368
2,150		Raytheon Co.	83,205
780		Rockwell Collins, Inc.	37,120
2,390		United Technologies Corp.	242,966

			1,016,297

		Agriculture: 0.6%
9,760		Altria Group, Inc.	638,206
5,120		Archer-Daniels-Midland Co.	125,850
1,770		Monsanto Co.	114,165
570		Reynolds American, Inc.	45,936
800		UST, Inc.	41,360

			965,517

		Apparel: 0.2%
1,550	@	Coach, Inc.	87,777
660		Jones Apparel Group, Inc.	22,103
380		Liz Claiborne, Inc.	15,249
1,680		Nike, Inc.	139,961
350		Reebok Intl., Ltd.	15,505
800		VF Corp.	47,312

			327,907

		Auto Manufacturers: 0.1%
11,720		Ford Motor Co.	132,787
400	@	Navistar Intl. Corp.	14,560
820		PACCAR, Inc.	59,360

			206,707

		Auto Parts and Equipment: 0.0%
1,200	@	Goodyear Tire & Rubber Co.	16,020
850		Johnson Controls, Inc.	47,396

			63,416

		Banks: 2.3%
1,240		AmSouth Bancorporation	32,178
25,970		Bank of America Corp.	1,145,278
2,450		BB&T Corp.	95,746
1,140		Comerica, Inc.	62,791
550		Compass Bancshares, Inc.	24,970
500		Fifth Third Bancorp	21,490
400		First Horizon National Corp.	16,316
860		Huntington Bancshares, Inc.	20,554
2,420		KeyCorp	78,529
500		M & T Bank Corp.	51,030
980		Marshall & Ilsley Corp.	40,915
1,950		Mellon Financial Corp.	55,653
3,120		National City Corp.	104,520
2,160		North Fork Bancorp, Inc.	59,918

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.3% (continued)
770		Northern Trust Corp.	$33,449
1,330		PNC Financial Services Group, Inc.	68,468
330		State Street Corp.	14,428
1,790		SunTrust Banks, Inc.	129,005
1,544		Synovus Financial Corp.	43,016
3,660		The Bank of New York Co., Inc.	106,323
8,860		U.S. Bancorp	255,345
10,067		Wachovia Corp.	512,511
8,160		Wells Fargo & Co.	487,968
270		Zions Bancorporation	18,635

			3,479,036

		Beverages: 0.9%
3,800		Anheuser-Busch Cos., Inc.	180,082
790		Brown-Forman Corp.	43,253
14,420		Coca-Cola Co.	600,880
1,860		Coca-Cola Enterprises, Inc.	38,167
400		Molson Coors Brewing Co.	30,868
1,030		Pepsi Bottling Group, Inc.	28,686
7,850		PepsiCo, Inc.	416,286

			1,338,222

		Biotechnology: 0.3%
6,040	@	Amgen, Inc.	351,588
1,150	@	Genzyme Corp.	65,826
150	@	Millipore Corp.	6,510

			423,924

		Building Materials: 0.1%
1,410		American Standard Cos., Inc.	65,537
2,100		Masco Corp.	72,807
540		Vulcan Materials Co.	30,688

			169,032

		Chemicals: 0.7%
1,200		Air Products & Chemicals, Inc.	75,948
180		Ashland, Inc.	12,145
6,110		Dow Chemical Co.	304,583
5,050		E.I. du Pont de Nemours & Co.	258,761
250		Eastman Chemical Co.	14,750
480		Ecolab, Inc.	15,864
560		Engelhard Corp.	16,817
320		International Flavors & Fragrances, Inc.	12,640
1,340		PPG Industries, Inc.	95,837
1,830		Praxair, Inc.	87,584
1,260		Rohm & Haas Co.	60,480
830		Sherwin-Williams Co.	36,512
300		Sigma-Aldrich Corp.	18,375

			1,010,296

		Commercial Services: 0.3%
180	@	Apollo Group, Inc.	13,331
4,670		Cendant Corp.	95,921
930		Equifax, Inc.	28,542
1,110		H&R Block, Inc.	56,144
2,000		McKesson Corp.	75,500
640		Moody’s Corp.	51,750
1,550		Paychex, Inc.	50,871
730		R.R. Donnelley & Sons Co.	23,083
750		Robert Half Intl., Inc.	20,220

			415,362

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.9%
6,300	@	Apple Computer, Inc.	$262,521
750	@	Computer Sciences Corp.	34,388
20,060	@	Dell, Inc.	770,704
2,200		Electronic Data Systems Corp.	45,474
15,240	@	EMC Corp.	187,757
14,270		Hewlett-Packard Co.	313,084
10,390		International Business Machines Corp.	949,437
640	@	Lexmark Intl., Inc.	51,181
640	@	NCR Corp.	21,594
3,010	@	Network Appliance, Inc.	83,257
29,300	@	Sun Microsystems, Inc.	118,372
1,070	@	Sungard Data Systems, Inc.	36,915
1,410	@	Unisys Corp.	9,955

			2,884,639

		Cosmetics/Personal Care: 1.0%
625		Alberto-Culver Co.	29,913
2,250		Avon Products, Inc.	96,615
2,570		Colgate-Palmolive Co.	134,077
4,660		Gillette Co.	235,237
2,340		Kimberly-Clark Corp.	153,808
16,060		Procter & Gamble Co.	851,179

			1,500,829

		Distribution/Wholesale: 0.0%
850		Genuine Parts Co.	36,966
550		W.W. Grainger, Inc.	34,249

			71,215

		Diversified Financial Services: 2.4%
5,540		American Express Co.	284,589
820		Bear Stearns Cos., Inc.	81,918
1,130		Capital One Financial Corp.	84,490
1,050		Charles Schwab Corp.	11,036
1,400		CIT Group, Inc.	53,200
24,490		Citigroup, Inc.	1,100,580
3,790		Countrywide Financial Corp.	123,023
1,300	@	E*TRADE Financial Corp.	15,600
4,570		Fannie Mae	248,837
150		Federated Investors, Inc.	4,247
1,280		Franklin Resources, Inc.	87,872
3,190		Freddie Mac	201,608
2,240		Goldman Sachs Group, Inc.	246,378
1,740		Lehman Brothers Holdings, Inc.	163,838
6,430		MBNA Corp.	157,857
4,410		Merrill Lynch & Co., Inc.	249,606
5,230		Morgan Stanley	299,417
1,750	@	Providian Financial Corp.	30,030
2,200		SLM Corp.	109,648
600		T. Rowe Price Group, Inc.	35,628

			3,589,402

		Electric: 1.0%
4,130	@	AES Corp.	67,649
950		Ameren Corp.	46,560
2,090		American Electric Power Co., Inc.	71,185
1,400		CenterPoint Energy, Inc.	16,842

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0% (continued)
600		Cinergy Corp.	$24,312
400	@	CMS Energy Corp.	5,216
1,250		Consolidated Edison, Inc.	52,725
1,140		Constellation Energy Group, Inc.	58,938
1,550		Dominion Resources, Inc.	115,367
600		DTE Energy Co.	27,288
5,950		Duke Energy Corp.	166,659
1,880		Edison Intl.	65,274
1,150		Entergy Corp.	81,259
3,200		Exelon Corp.	146,848
1,570		FirstEnergy Corp.	65,862
1,900		FPL Group, Inc.	76,285
1,400		NiSource, Inc.	31,906
1,990		PG&E Corp.	67,859
860		PPL Corp.	46,431
250		Progress Energy, Inc.	10,488
200		Public Service Enterprise Group, Inc.	10,878
3,270		Southern Co.	104,084
1,050		TECO Energy, Inc.	16,464
1,540		TXU Corp.	122,630
380		Xcel Energy, Inc.	6,528

			1,505,537

		Electrical Components and Equipment: 0.1%
1,960		Emerson Electric Co.	127,263

			127,263

		Electronics: 0.1%
1,730	@	Agilent Technologies, Inc.	38,405
720		Applera Corp. — Applied Biosystems Group	14,213
400	@	Fisher Scientific Intl., Inc.	22,768
710	@	Jabil Circuit, Inc.	20,249
410		Parker Hannifin Corp.	24,977
430		PerkinElmer, Inc.	8,871
5,050	@	Solectron Corp.	17,524
490		Tektronix, Inc.	12,020
1,200	@	Thermo Electron Corp.	30,348
400	@	Waters Corp.	14,316

			203,691

		Engineering and Construction: 0.0%
400		Fluor Corp.	22,172

			22,172

		Environmental Control: 0.1%
2,580		Waste Management, Inc.	74,433

			74,433

		Food: 0.5%
350		Albertson’s, Inc.	7,228
1,950		Campbell Soup Co.	56,589
2,220		ConAgra Foods, Inc.	59,984
1,700		General Mills, Inc.	83,555
1,550		H.J. Heinz Co.	57,102
1,300		Hershey Foods Corp.	78,598
1,840		Kellogg Co.	79,617
3,450	@	Kroger Co.	55,304
550		McCormick & Co., Inc.	18,937
2,200	@	Safeway, Inc.	40,766
3,590		Sara Lee Corp.	79,554

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.5% (continued)
840		SUPERVALU, Inc.	$28,014
1,020		Wm. Wrigley Jr. Co.	66,881

			712,129

		Forest Products and Paper: 0.2%
270		Georgia-Pacific Corp.	9,582
2,480		International Paper Co.	91,239
770		Louisiana-Pacific Corp.	19,358
1,350		MeadWestvaco Corp.	42,957
850		Plum Creek Timber Co., Inc.	30,345
250		Temple-Inland, Inc.	18,138
1,220		Weyerhaeuser Co.	83,570

			295,189

		Gas: 0.1%
680		KeySpan Corp.	26,500
1,960		Sempra Energy	78,086

			104,586

		Hand/Machine Tools: 0.1%
650		Black & Decker Corp.	51,343
280		Snap-On, Inc.	8,901
450		Stanley Works	20,372

			80,616

		Healthcare-Products: 1.4%
230		Bausch & Lomb, Inc.	16,859
1,110		Baxter Intl., Inc.	37,718
1,850		Becton Dickinson & Co.	108,077
1,020		Biomet, Inc.	37,026
3,600	@	Boston Scientific Corp.	105,444
430		C.R. Bard, Inc.	29,274
1,550		Guidant Corp.	114,545
16,770		Johnson & Johnson	1,126,274
5,780		Medtronic, Inc.	294,491
1,620	@	St. Jude Medical, Inc.	58,320
400		Stryker Corp.	17,844
1,120	@	Zimmer Holdings, Inc.	87,147

			2,033,019

		Healthcare-Services: 0.7%
2,280		Aetna, Inc.	170,886
950	@	Humana, Inc.	30,343
500	@	Laboratory Corp. of America Holdings	24,100
300		Manor Care, Inc.	10,908
490		Quest Diagnostics, Inc.	51,514
5,190		UnitedHealth Group, Inc.	495,021
2,390	@	WellPoint, Inc.	299,587

			1,082,359

		Home Furnishings: 0.0%
660		Leggett & Platt, Inc.	19,061
240		Whirlpool Corp.	16,255

			35,316

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	24,772
980		Clorox Co.	61,731
710		Fortune Brands, Inc.	57,247

			143,750

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	27,425

			27,425

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.9%
1,400	@@	ACE Ltd.	$57,778
2,570		AFLAC, Inc.	95,758
3,280		Allstate Corp.	177,317
520		AMBAC Financial Group, Inc.	38,870
16,570		American Intl. Group, Inc.	918,144
1,550		AON Corp.	35,402
1,420		Chubb Corp.	112,563
1,020		CIGNA Corp.	91,086
610		Cincinnati Financial Corp.	26,602
1,400		Hartford Financial Services Group, Inc.	95,984
450		Jefferson-Pilot Corp.	22,073
1,110		Lincoln National Corp.	50,105
1,500		Loews Corp.	110,310
490		MBIA, Inc.	25,617
6,060		MetLife, Inc.	236,946
630		MGIC Investment Corp.	38,852
1,500		Principal Financial Group	57,735
1,260		Progressive Corp.	115,618
3,250		Prudential Financial, Inc.	186,550
750		Safeco Corp.	36,533
3,100		St. Paul Travelers Cos., Inc.	113,863
390		Torchmark Corp.	20,358
1,100		UnumProvident Corp.	18,722
1,120	@@	XL Capital Ltd.	81,054

			2,763,840

		Internet: 0.4%
6,260	@	eBay, Inc.	233,248
5,710	@	Symantec Corp.	121,794
6,400	@	Yahoo!, Inc.	216,960

			572,002

		Iron/Steel: 0.1%
640		Nucor Corp.	36,838
1,000		United States Steel Corp.	50,850

			87,688

		Leisure Time: 0.2%
370		Brunswick Corp.	17,335
2,480		Carnival Corp.	128,489
1,290		Harley-Davidson, Inc.	74,510
440		Sabre Holdings Corp.	9,627

			229,961

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	25,832
2,400		Hilton Hotels Corp.	53,640
1,490		Marriott Intl., Inc.	99,621
930		Starwood Hotels & Resorts Worldwide, Inc.	55,828

			234,921

		Machinery-Diversified: 0.1%
400		Cummins, Inc.	28,140
220		Deere & Co.	14,769
1,490		Rockwell Automation, Inc.	84,393

			127,302

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.0%
10,550	@	Comcast Corp.	$356,379
240		Gannett Co., Inc.	18,979
900		McGraw-Hill Cos., Inc.	78,525
270		Meredith Corp.	12,623
590		New York Times Co.	21,582
2,550		News Corp.	43,146
21,790	@	Time Warner, Inc.	382,414
550		Tribune Co.	21,929
8,270		Viacom, Inc.	288,044
9,680		Walt Disney Co.	278,106

			1,501,727

		Mining: 0.0%
570		Phelps Dodge Corp.	57,986

			57,986

		Miscellaneous Manufacturing: 2.2%
4,970		3M Co.	425,879
290		Cooper Industries Ltd.	20,741
1,540		Danaher Corp.	82,251
750		Dover Corp.	28,343
1,560		Eastman Kodak Co.	50,778
630		Eaton Corp.	41,202
50,320		General Electric Co.	1,814,538
4,460		Honeywell Intl., Inc.	165,957
1,320		Illinois Tool Works, Inc.	118,180
830	@@	Ingersoll-Rand Co. Ltd.	66,110
380		ITT Industries, Inc.	34,291
430		Pall Corp.	11,662
860		Textron, Inc.	64,173
9,420	@@	Tyco Intl., Ltd.	318,396

			3,242,501

		Office/Business Equipment: 0.1%
1,440		Pitney Bowes, Inc.	64,973
4,580	@	Xerox Corp.	69,387

			134,360

		Oil and Gas: 3.3%
670		Amerada Hess Corp.	64,461
1,270		Anadarko Petroleum Corp.	96,647
1,220		Apache Corp.	74,701
2,920		Burlington Resources, Inc.	146,204
14,030		ChevronTexaco Corp.	818,089
2,800		ConocoPhillips	301,952
2,500		Devon Energy Corp.	119,375
780		EOG Resources, Inc.	38,017
43,270		Exxon Mobil Corp.	2,578,893
710		Kerr-McGee Corp.	55,614
1,860		Marathon Oil Corp.	87,271
450		Noble Corp.	25,295
2,140		Occidental Petroleum Corp.	152,304
390		Sunoco, Inc.	40,373
1,350	@	Transocean, Inc.	69,471
1,380		Unocal Corp.	85,132
1,800		Valero Energy Corp.	131,886

			4,885,685

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.1%
1,700		Baker Hughes, Inc.	$75,633
500		BJ Services Co.	25,940
1,950		Halliburton Co.	84,338
650	@	National-Oilwell, Inc.	30,355

			216,266

		Packaging and Containers: 0.1%
870		Ball Corp.	36,088
460		Bemis Co.	14,315
670	@	Pactiv Corp.	15,645
310	@	Sealed Air Corp.	16,101

			82,149

		Pharmaceuticals: 2.0%
7,350		Abbott Laboratories	342,657
560		Allergan, Inc.	38,903
750		AmerisourceBergen Corp.	42,968
9,090		Bristol-Myers Squibb Co.	231,431
3,400		Cardinal Health, Inc.	189,720
3,950	@	Caremark Rx, Inc.	157,131
1,070		Eli Lilly & Co.	55,747
290	@	Express Scripts, Inc.	25,285
1,810	@	Forest Laboratories, Inc.	66,880
2,100	@	Gilead Sciences, Inc.	75,180
500	@	Hospira, Inc.	16,135
340	@	King Pharmaceuticals, Inc.	2,825
1,420	@	Medco Health Solutions, Inc.	70,389
10,430		Merck & Co., Inc.	337,619
35,440		Pfizer, Inc.	931,009
6,950		Schering-Plough Corp.	126,143
6,330		Wyeth	266,999

			2,977,021

		Pipelines: 0.1%
2,300		El Paso Corp.	24,334
440		Kinder Morgan, Inc.	33,308
1,600		Williams Cos., Inc.	30,096

			87,738

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	14,880
1,000		Archstone-Smith Trust	34,110
1,800		Equity Office Properties Trust	54,234
1,300		Equity Residential	41,873
880		Simon Property Group, Inc.	53,310

			198,407

		Retail: 2.5%
1,350	@	Autonation, Inc.	25,569
1,540	@	Bed Bath & Beyond, Inc.	56,272
2,610		Best Buy Co., Inc.	140,966
1,170		Circuit City Stores, Inc.	18,779
2,230		Costco Wholesale Corp.	98,521
1,800		CVS Corp.	94,716
1,250		Darden Restaurants, Inc.	38,350
850		Family Dollar Stores, Inc.	25,806
710		Federated Department Stores, Inc.	45,184
5,930		Gap, Inc.	129,511
10,350		Home Depot, Inc.	395,784
2,400		J.C. Penney Co., Inc. Holding Co.	124,608
2,370		Limited Brands, Inc.	57,591

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.5% (continued)
3,630		Lowe’s Cos., Inc.	$207,237
1,400		May Department Stores Co.	51,828
8,100		McDonald’s Corp.	252,234
730		Nordstrom, Inc.	40,427
1,930	@	Office Depot, Inc.	42,807
800		RadioShack Corp.	19,600
450	@	Sears Holdings Corp.	59,927
4,080		Staples, Inc.	128,234
1,880	@	Starbucks Corp.	97,121
4,250		Target Corp.	212,585
2,390		TJX Cos., Inc.	58,866
1,420	@	Toys R US, Inc.	36,579
15,940		Wal-Mart Stores, Inc.	798,754
8,240		Walgreen Co.	366,021
920		Wendy’s Intl., Inc.	35,917
1,480		Yum! Brands, Inc.	76,679

			3,736,473

		Savings and Loans: 0.2%
1,340		Golden West Financial Corp.	81,070
4,490		Washington Mutual, Inc.	177,355

			258,425

		Semiconductors: 1.1%
1,260	@	Altera Corp.	24,923
1,850		Analog Devices, Inc.	66,859
8,660	@	Applied Materials, Inc.	140,725
1,350	@	Broadcom Corp.	40,392
400	@	Freescale Semiconductor, Inc.	6,900
39,560		Intel Corp.	918,979
200	@	KLA-Tencor Corp.	9,202
1,330		Linear Technology Corp.	50,952
470		Maxim Integrated Products, Inc.	19,209
1,340		National Semiconductor Corp.	27,617
650	@	Novellus Systems, Inc.	17,375
800	@	Nvidia Corp.	19,008
450	@	QLogic Corp.	18,225
8,220		Texas Instruments, Inc.	209,528

			1,569,894

		Software: 1.7%
1,930		Adobe Systems, Inc.	129,638
1,480		Autodesk, Inc.	44,045
2,630		Automatic Data Processing, Inc.	118,219
1,250	@	BMC Software, Inc.	18,750
650	@	Citrix Systems, Inc.	15,483
3,040		Computer Associates Intl., Inc.	82,384
2,290	@	Compuware Corp.	16,488
1,440	@	Electronic Arts, Inc.	74,563
5,088		First Data Corp.	200,009
750	@	Fiserv, Inc.	29,850
1,270		IMS Health, Inc.	30,975
770	@	Intuit, Inc.	33,703
450	@	Mercury Interactive Corp.	21,321
47,660		Microsoft Corp.	1,151,942
1,100	@	Novell, Inc.	6,556
35,980	@	Oracle Corp.	449,030
2,700	@	Siebel Systems, Inc.	24,651
1,580	@	Veritas Software Corp.	36,688

			2,484,295

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.8%
2,120		Alltel Corp.	$116,282
4,690		AT&T Corp.	87,938
1,580	@	Avaya, Inc.	18,454
10,740		BellSouth Corp.	282,355
560		CenturyTel, Inc.	18,390
30,860	@	Cisco Systems, Inc.	552,085
1,950		Citizens Communications Co.	25,233
920	@	Comverse Technology, Inc.	23,202
2,540	@	Corning, Inc.	28,270
15,610		Motorola, Inc.	233,682
6,600	@	Nextel Communications, Inc.	187,572
7,830		QUALCOMM, Inc.	286,970
19,360		SBC Communications, Inc.	458,638
910		Scientific-Atlanta, Inc.	25,680
8,650		Sprint Corp.	196,788
1,350	@	Tellabs, Inc.	9,855
3,250		Verizon Communications, Inc.	115,375

			2,666,769

		Textiles: 0.0%
690		Cintas Corp.	28,504

			28,504

		Toys/Games/Hobbies: 0.0%
930		Hasbro, Inc.	19,019
2,050		Mattel, Inc.	43,767

			62,786

		Transportation: 0.6%
1,800		Burlington Northern Santa Fe Corp.	97,074
1,350		CSX Corp.	56,228
1,950		FedEx Corp.	183,203
1,850		Norfolk Southern Corp.	68,543
220		Ryder System, Inc.	9,174
1,200		Union Pacific Corp.	83,640
5,280		United Parcel Service, Inc.	384,066

			881,928

		Total Common Stock
		(Cost $50,843,740)	53,101,902

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 2	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.2%
		Federal Home Loan Mortgage Corporation: 31.1%
$55,000,000		4.700%, due 03/15/09		$46,275,515

				46,275,515

		Federal National Mortgage Association: 32.1%
56,000,000		4.430%, due 12/15/08		47,688,984

				47,688,984

		Total U.S. Government Agency Obligations
		(Cost $96,935,380)		93,964,499

U.S. TREASURY OBLIGATIONS: 0.7%
		U.S. Treasury STRIP: 0.7%
1,148,000		4.090%, due 11/15/08		992,813

		Total U.S. Treasury Obligations
		(Cost $1,027,838)		992,813

		Total Long-Term Investments
		(Cost $148,806,958)		148,059,214

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
741,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $741,058 to be received upon repurchase (Collateralized by $754,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued interest $756,207, due 10/30/09)		741,000

		Total Short-Term Investments
		(Cost $741,000)		741,000

		Total Investments In Securities
		(Cost $149,547,958)*	100.1%	$148,800,214
		Other Assets and Liabilities—Net	(0.1)	(162,392)

		Net Assets	100.0%	$148,637,822

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $150,890,398.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,459,877
		Gross Unrealized Depreciation		(4,550,061)

		Net Unrealized Depreciation		$(2,090,184)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 35.2%
		Advertising: 0.1%
3,050	@	Interpublic Group of Cos., Inc.	$37,454
1,510		Omnicom Group, Inc.	133,665

			171,119

		Aerospace/Defense: 0.7%
5,880		Boeing Co.	343,745
1,450		General Dynamics Corp.	155,223
790		Goodrich Corp.	30,249
850		L-3 Communications Holdings, Inc.	60,367
4,150		Lockheed Martin Corp.	253,399
2,250		Northrop Grumman Corp.	121,455
3,150		Raytheon Co.	121,905
1,540		Rockwell Collins, Inc.	73,289
3,530		United Technologies Corp.	358,859

			1,518,491

		Agriculture: 0.7%
14,580		Altria Group, Inc.	953,386
7,610		Archer-Daniels-Midland Co.	187,054
2,620		Monsanto Co.	168,990
1,180		Reynolds American, Inc.	95,096
1,650		UST, Inc.	85,305

			1,489,831

		Apparel: 0.2%
2,250	@	Coach, Inc.	127,418
1,120		Jones Apparel Group, Inc.	37,509
1,010		Liz Claiborne, Inc.	40,531
2,440		Nike, Inc.	203,276
460		Reebok Intl., Ltd.	20,378
1,400		VF Corp.	82,796

			511,908

		Auto Manufacturers: 0.1%
17,350		Ford Motor Co.	196,575
1,220		PACCAR, Inc.	88,316

			284,891

		Auto Parts and Equipment: 0.0%
1,750	@	Goodyear Tire & Rubber Co.	23,363
1,430		Johnson Controls, Inc.	79,736

			103,099

		Banks: 2.3%
1,830		AmSouth Bancorporation	47,489
38,338		Bank of America Corp.	1,690,705
3,900		BB&T Corp.	152,412
1,810		Comerica, Inc.	99,695
900		Compass Bancshares, Inc.	40,860
700		Fifth Third Bancorp	30,086
830		First Horizon National Corp.	33,856
1,210		Huntington Bancshares, Inc.	28,919
3,350		KeyCorp	108,708
850		M & T Bank Corp.	86,751
1,880		Marshall & Ilsley Corp.	78,490
2,920		Mellon Financial Corp.	83,337
4,660		National City Corp.	156,110
3,155		North Fork Bancorp, Inc.	87,520
1,300		Northern Trust Corp.	56,472

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.3% (continued)
1,950		PNC Financial Services Group, Inc.	$100,386
450		State Street Corp.	19,674
2,530		SunTrust Banks, Inc.	182,337
2,285		Synovus Financial Corp.	63,660
5,310		The Bank of New York Co., Inc.	154,256
12,910		U.S. Bancorp	372,066
14,928		Wachovia Corp.	759,983
11,640		Wells Fargo & Co.	696,072
500		Zions Bancorporation	34,510

			5,164,354

		Beverages: 0.9%
5,630		Anheuser-Busch Cos., Inc.	266,806
760		Brown-Forman Corp.	41,610
21,320		Coca-Cola Co.	888,404
3,310		Coca-Cola Enterprises, Inc.	67,921
250		Molson Coors Brewing Co.	19,293
1,780		Pepsi Bottling Group, Inc.	49,573
11,890		PepsiCo, Inc.	630,527

			1,964,134

		Biotechnology: 0.3%
8,800	@	Amgen, Inc.	512,248
1,750	@	Genzyme Corp.	100,170
250	@	Millipore Corp.	10,850

			623,268

		Building Materials: 0.1%
1,760		American Standard Cos., Inc.	81,805
3,120		Masco Corp.	108,170
700		Vulcan Materials Co.	39,781

			229,756

		Chemicals: 0.7%
1,650		Air Products & Chemicals, Inc.	104,429
590		Ashland, Inc.	39,807
9,030		Dow Chemical Co.	450,145
7,150		E.I. du Pont de Nemours & Co.	366,366
900		Eastman Chemical Co.	53,100
780		Ecolab, Inc.	25,779
1,150		Engelhard Corp.	34,535
650	@	Hercules, Inc.	9,419
730		International Flavors & Fragrances, Inc.	28,835
2,170		PPG Industries, Inc.	155,198
2,280		Praxair, Inc.	109,121
1,510		Rohm & Haas Co.	72,480
900		Sherwin-Williams Co.	39,591
400		Sigma-Aldrich Corp.	24,500

			1,513,305

		Commercial Services: 0.3%
240	@	Apollo Group, Inc.	17,774
6,660		Cendant Corp.	136,797
1,780		Equifax, Inc.	54,628
1,890		H&R Block, Inc.	95,596
2,950		McKesson Corp.	111,363
1,100		Moody’s Corp.	88,946
2,360		Paychex, Inc.	77,455
1,800		R.R. Donnelley & Sons Co.	56,916
890		Robert Half Intl., Inc.	23,994

			663,469

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.9%
9,180	@	Apple Computer, Inc.	$382,531
1,600	@	Computer Sciences Corp.	73,360
29,620	@	Dell, Inc.	1,138,000
3,300		Electronic Data Systems Corp.	68,211
22,540	@	EMC Corp.	277,693
20,830		Hewlett-Packard Co.	457,010
15,370		International Business Machines Corp.	1,404,511
920	@	Lexmark Intl., Inc.	73,572
1,100	@	NCR Corp.	37,114
4,460	@	Network Appliance, Inc.	123,364
40,000	@	Sun Microsystems, Inc.	161,600
1,770	@	Sungard Data Systems, Inc.	61,065
2,320	@	Unisys Corp.	16,379

			4,274,410

		Cosmetics/Personal Care: 1.0%
830		Alberto-Culver Co.	39,724
3,300		Avon Products, Inc.	141,702
3,780		Colgate-Palmolive Co.	197,203
6,910		Gillette Co.	348,817
3,350		Kimberly-Clark Corp.	220,196
23,710		Procter & Gamble Co.	1,256,629

			2,204,271

		Distribution/Wholesale: 0.1%
1,900		Genuine Parts Co.	82,631
900		W.W. Grainger, Inc.	56,043

			138,674

		Diversified Financial Services: 2.3%
8,190		American Express Co.	420,720
1,330		Bear Stearns Cos., Inc.	132,867
1,680		Capital One Financial Corp.	125,614
1,600		Charles Schwab Corp.	16,816
1,550		CIT Group, Inc.	58,900
36,490		Citigroup, Inc.	1,639,860
5,660		Countrywide Financial Corp.	183,724
1,850	@	E*TRADE Financial Corp.	22,200
6,690		Fannie Mae	364,271
260		Federated Investors, Inc.	7,361
2,020		Franklin Resources, Inc.	138,673
4,790		Freddie Mac	302,728
3,360		Goldman Sachs Group, Inc.	369,566
2,470		Lehman Brothers Holdings, Inc.	232,575
8,720		MBNA Corp.	214,076
6,430		Merrill Lynch & Co., Inc.	363,938
7,590		Morgan Stanley	434,527
2,570	@	Providian Financial Corp.	44,101
2,750		SLM Corp.	137,060
1,000		T. Rowe Price Group, Inc.	59,380

			5,268,957

		Electric: 1.0%
6,180	@	AES Corp.	101,228
1,400		Ameren Corp.	68,614
2,480		American Electric Power Co., Inc.	84,469
2,050		CenterPoint Energy, Inc.	24,662

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0% (continued)
1,350		Cinergy Corp.	$54,702
1,850		Consolidated Edison, Inc.	78,033
1,230		Constellation Energy Group, Inc.	63,591
2,300		Dominion Resources, Inc.	171,189
1,250		DTE Energy Co.	56,850
8,850		Duke Energy Corp.	247,888
2,690		Edison Intl.	93,397
1,600		Entergy Corp.	113,056
4,760		Exelon Corp.	218,435
2,330		FirstEnergy Corp.	97,744
2,640		FPL Group, Inc.	105,996
2,100		NiSource, Inc.	47,859
2,420		PG&E Corp.	82,522
1,330		PPL Corp.	71,807
350		Progress Energy, Inc.	14,683
300		Public Service Enterprise Group, Inc.	16,317
4,630		Southern Co.	147,373
1,500		TECO Energy, Inc.	23,520
2,250		TXU Corp.	179,167
570		Xcel Energy, Inc.	9,793

			2,172,895

		Electrical Components and Equipment: 0.1%
2,860		Emerson Electric Co.	185,700

			185,700

		Electronics: 0.2%
3,570	@	Agilent Technologies, Inc.	79,253
1,720		Applera Corp. — Applied Biosystems Group	33,953
150	@	Fisher Scientific Intl., Inc.	8,538
1,780	@	Jabil Circuit, Inc.	50,766
910		Parker Hannifin Corp.	55,437
960		PerkinElmer, Inc.	19,805
7,300	@	Solectron Corp.	25,331
650		Tektronix, Inc.	15,945
1,960	@	Thermo Electron Corp.	49,568
700	@	Waters Corp.	25,053

			363,649

		Engineering and Construction: 0.0%
100		Fluor Corp.	5,543

			5,543

		Environmental Control: 0.1%
4,150		Waste Management, Inc.	119,728

			119,728

		Food: 0.5%
550		Albertson’s, Inc.	11,358
2,900		Campbell Soup Co.	84,158
3,320		ConAgra Foods, Inc.	89,706
2,450		General Mills, Inc.	120,417
2,470		H.J. Heinz Co.	90,995
1,750		Hershey Foods Corp.	105,805
2,620		Kellogg Co.	113,366
5,100	@	Kroger Co.	81,753
900		McCormick & Co., Inc.	30,987
3,150	@	Safeway, Inc.	58,370
4,880		Sara Lee Corp.	108,141
1,890		SUPERVALU, Inc.	63,032
1,540		Wm. Wrigley Jr. Co.	100,978

			1,059,066

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
380		Georgia-Pacific Corp.	$13,486
3,360		International Paper Co.	123,614
920		Louisiana-Pacific Corp.	23,129
1,950		MeadWestvaco Corp.	62,049
1,400		Plum Creek Timber Co., Inc.	49,980
450		Temple-Inland, Inc.	32,648
1,840		Weyerhaeuser Co.	126,040

			430,946

		Gas: 0.1%
950		KeySpan Corp.	37,022
200		Nicor, Inc.	7,418
2,680		Sempra Energy	106,771

			151,211

		Hand/Machine Tools: 0.1%
1,080		Black & Decker Corp.	85,309
590		Snap-On, Inc.	18,756
670		Stanley Works	30,331

			134,396

		Healthcare-Products: 1.3%
470		Bausch & Lomb, Inc.	34,451
840		Baxter Intl., Inc.	28,543
2,930		Becton Dickinson & Co.	171,171
1,770		Biomet, Inc.	64,251
5,780	@	Boston Scientific Corp.	169,296
980		C.R. Bard, Inc.	66,718
2,280		Guidant Corp.	168,492
24,260		Johnson & Johnson	1,629,302
8,400		Medtronic, Inc.	427,980
2,250	@	St. Jude Medical, Inc.	81,000
550		Stryker Corp.	24,536
1,730	@	Zimmer Holdings, Inc.	134,611

			3,000,351

		Healthcare-Services: 0.7%
3,460		Aetna, Inc.	259,327
1,600	@	Humana, Inc.	51,104
800	@	Laboratory Corp. of America Holdings	38,560
560		Manor Care, Inc.	20,362
860		Quest Diagnostics, Inc.	90,412
7,720		UnitedHealth Group, Inc.	736,333
3,570	@	WellPoint, Inc.	447,500

			1,643,598

		Home Furnishings: 0.0%
1,570		Leggett & Platt, Inc.	45,341
390		Whirlpool Corp.	26,415

			71,756

		Household Products/Wares: 0.1%
700		Avery Dennison Corp.	43,351
1,410		Clorox Co.	88,816
1,100		Fortune Brands, Inc.	88,693

			220,860

		Housewares: 0.0%
2,100		Newell Rubbermaid, Inc.	46,074

			46,074

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.8%
1,840	@@	ACE Ltd.	$75,937
3,620		AFLAC, Inc.	134,881
4,780		Allstate Corp.	258,407
640		AMBAC Financial Group, Inc.	47,840
23,540		American Intl. Group, Inc.	1,304,352
2,300		AON Corp.	52,532
2,390		Chubb Corp.	189,455
1,660		CIGNA Corp.	148,238
1,025		Cincinnati Financial Corp.	44,700
2,100		Hartford Financial Services Group, Inc.	143,976
780		Jefferson-Pilot Corp.	38,259
1,360		Lincoln National Corp.	61,390
2,200		Loews Corp.	161,788
880		MBIA, Inc.	46,006
8,940		MetLife, Inc.	349,554
880		MGIC Investment Corp.	54,270
2,840		Principal Financial Group	109,312
1,870		Progressive Corp.	171,591
4,750		Prudential Financial, Inc.	272,650
1,100		Safeco Corp.	53,581
4,450		St. Paul Travelers Cos., Inc.	163,449
680		Torchmark Corp.	35,496
1,900		UnumProvident Corp.	32,338
930	@@	XL Capital Ltd.	67,304

			4,017,306

		Internet: 0.4%
9,300	@	eBay, Inc.	346,517
850	@	Monster Worldwide, Inc.	23,843
7,530	@	Symantec Corp.	160,615
9,400	@	Yahoo!, Inc.	318,660

			849,635

		Iron/Steel: 0.1%
1,420		Nucor Corp.	81,735
1,510		United States Steel Corp.	76,784

			158,519

		Leisure Time: 0.2%
740		Brunswick Corp.	34,669
3,700		Carnival Corp.	191,697
2,150		Harley-Davidson, Inc.	124,184
1,300		Sabre Holdings Corp.	28,444

			378,994

		Lodging: 0.1%
670		Harrah’s Entertainment, Inc.	43,269
2,590		Hilton Hotels Corp.	57,887
2,150		Marriott Intl., Inc.	143,748
1,670		Starwood Hotels & Resorts Worldwide, Inc.	100,250

			345,154

		Machinery-Diversified: 0.1%
550		Cummins, Inc.	38,693
360		Deere & Co.	24,167
2,180		Rockwell Automation, Inc.	123,475

			186,335

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.0%
15,600	@	Comcast Corp.	$526,968
340		Gannett Co., Inc.	26,887
1,330		McGraw-Hill Cos., Inc.	116,043
370		Meredith Corp.	17,298
830		New York Times Co.	30,361
3,800		News Corp.	64,296
31,390	@	Time Warner, Inc.	550,894
950		Tribune Co.	37,877
11,960		Viacom, Inc.	416,567
14,040		Walt Disney Co.	403,369

			2,190,560

		Mining: 0.0%
670		Phelps Dodge Corp.	68,159

			68,159

		Miscellaneous Manufacturing: 2.2%
7,370		3M Co.	631,535
540		Cooper Industries Ltd.	38,621
2,120		Danaher Corp.	113,229
1,260		Dover Corp.	47,615
2,540		Eastman Kodak Co.	82,677
1,180		Eaton Corp.	77,172
74,370		General Electric Co.	2,681,783
5,880		Honeywell Intl., Inc.	218,795
2,110		Illinois Tool Works, Inc.	188,908
1,380	@@	Ingersoll-Rand Co. Ltd.	109,917
530		ITT Industries, Inc.	47,827
1,210		Pall Corp.	32,815
1,390		Textron, Inc.	103,722
13,750	@@	Tyco Intl., Ltd.	464,750

			4,839,366

		Office/Business Equipment: 0.1%
1,810		Pitney Bowes, Inc.	81,667
8,670	@	Xerox Corp.	131,351

			213,018

		Oil and Gas: 3.2%
720		Amerada Hess Corp.	69,271
2,230		Anadarko Petroleum Corp.	169,703
2,190		Apache Corp.	134,094
3,740		Burlington Resources, Inc.	187,262
20,780		ChevronTexaco Corp.	1,211,681
4,150		ConocoPhillips	447,535
3,710		Devon Energy Corp.	177,153
1,920		EOG Resources, Inc.	93,581
64,100		Exxon Mobil Corp.	3,820,359
920		Kerr-McGee Corp.	72,064
2,760		Marathon Oil Corp.	129,499
150		Noble Corp.	8,432
3,210		Occidental Petroleum Corp.	228,455
500		Sunoco, Inc.	51,760
2,150	@	Transocean, Inc.	110,639
1,940		Unocal Corp.	119,679
2,550		Valero Energy Corp.	186,839

			7,218,006

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.1%
2,350		Baker Hughes, Inc.	$104,552
180		BJ Services Co.	9,338
3,100		Halliburton Co.	134,075
1,000	@	National-Oilwell, Inc.	46,700

			294,665

		Packaging and Containers: 0.0%
740		Ball Corp.	30,695
450		Bemis Co.	14,004
1,350	@	Pactiv Corp.	31,523
480	@	Sealed Air Corp.	24,931

			101,153

		Pharmaceuticals: 2.0%
10,850		Abbott Laboratories	505,826
970		Allergan, Inc.	67,386
1,050		AmerisourceBergen Corp.	60,155
13,520		Bristol-Myers Squibb Co.	344,219
4,900		Cardinal Health, Inc.	273,420
5,350	@	Caremark Rx, Inc.	212,823
1,590		Eli Lilly & Co.	82,839
470	@	Express Scripts, Inc.	40,979
2,650	@	Forest Laboratories, Inc.	97,918
2,900	@	Gilead Sciences, Inc.	103,820
850	@	Hospira, Inc.	27,430
1,450	@	King Pharmaceuticals, Inc.	12,050
1,950	@	Medco Health Solutions, Inc.	96,662
15,440		Merck & Co., Inc.	499,793
52,830		Pfizer, Inc.	1,387,843
10,250		Schering-Plough Corp.	186,038
9,180		Wyeth	387,212

			4,386,413

		Pipelines: 0.1%
3,400		El Paso Corp.	35,972
660		Kinder Morgan, Inc.	49,962
3,670		Williams Cos., Inc.	69,033

			154,967

		Real Estate Investment Trusts: 0.1%
700		Apartment Investment & Management Co.	26,040
1,650		Archstone-Smith Trust	56,282
2,650		Equity Office Properties Trust	79,845
1,900		Equity Residential	61,199
1,820		Simon Property Group, Inc.	110,255

			333,621

		Retail: 2.4%
2,000	@	Autonation, Inc.	37,880
2,090	@	Bed Bath & Beyond, Inc.	76,369
3,830		Best Buy Co., Inc.	206,858
1,950		Circuit City Stores, Inc.	31,298
3,280		Costco Wholesale Corp.	144,910
2,550		CVS Corp.	134,181
1,520		Darden Restaurants, Inc.	46,634
1,450		Family Dollar Stores, Inc.	44,022
1,250		Federated Department Stores, Inc.	79,550
8,770		Gap, Inc.	191,537
15,360		Home Depot, Inc.	587,365
3,050		J.C. Penney Co., Inc. Holding Co.	158,356
2,680		Limited Brands, Inc.	65,124

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.4% (continued)
5,440		Lowe’s Cos., Inc.	$310,570
2,060		May Department Stores Co.	76,261
11,980		McDonald’s Corp.	373,057
1,300		Nordstrom, Inc.	71,994
2,970	@	Office Depot, Inc.	65,875
220		RadioShack Corp.	5,390
650	@	Sears Holdings Corp.	86,561
5,870		Staples, Inc.	184,494
2,790	@	Starbucks Corp.	144,131
6,160		Target Corp.	308,123
3,470		TJX Cos., Inc.	85,466
2,130	@	Toys R US, Inc.	54,869
23,620		Wal-Mart Stores, Inc.	1,183,597
12,240		Walgreen Co.	543,701
1,200		Wendy’s Intl., Inc.	46,848
1,980		Yum! Brands, Inc.	102,584

			5,447,605

		Savings and Loans: 0.2%
2,160		Golden West Financial Corp.	130,680
6,060		Washington Mutual, Inc.	239,370

			370,050

		Semiconductors: 1.0%
2,240	@	Altera Corp.	44,307
2,670		Analog Devices, Inc.	96,494
11,610	@	Applied Materials, Inc.	188,663
2,050	@	Broadcom Corp.	61,336
558	@	Freescale Semiconductor, Inc.	9,626
58,540		Intel Corp.	1,359,883
280	@	KLA-Tencor Corp.	12,883
1,980		Linear Technology Corp.	75,854
790		Maxim Integrated Products, Inc.	32,287
1,850		National Semiconductor Corp.	38,129
950	@	Novellus Systems, Inc.	25,394
1,150	@	Nvidia Corp.	27,324
650	@	QLogic Corp.	26,325
12,180		Texas Instruments, Inc.	310,467

			2,308,972

		Software: 1.6%
2,200		Adobe Systems, Inc.	147,774
2,000		Autodesk, Inc.	59,520
3,660		Automatic Data Processing, Inc.	164,517
2,270	@	BMC Software, Inc.	34,050
1,140	@	Citrix Systems, Inc.	27,155
3,490		Computer Associates Intl., Inc.	94,579
3,270	@	Compuware Corp.	23,544
2,170	@	Electronic Arts, Inc.	112,363
7,540		First Data Corp.	296,397
1,210	@	Fiserv, Inc.	48,158
1,860		IMS Health, Inc.	45,365
1,080	@	Intuit, Inc.	47,272
650	@	Mercury Interactive Corp.	30,797
70,520		Microsoft Corp.	1,704,468
1,850	@	Novell, Inc.	11,026

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 1.6% (continued)
53,190	@	Oracle Corp.	$663,811
4,960	@	Siebel Systems, Inc.	45,285
2,310	@	Veritas Software Corp.	53,638

			3,609,719

		Telecommunications: 1.8%
2,650		Alltel Corp.	145,353
6,930		AT&T Corp.	129,938
2,350	@	Avaya, Inc.	27,448
15,870		BellSouth Corp.	417,222
760		CenturyTel, Inc.	24,958
46,290	@	Cisco Systems, Inc.	828,128
2,900		Citizens Communications Co.	37,526
1,520	@	Comverse Technology, Inc.	38,334
3,670	@	Corning, Inc.	40,847
23,040		Motorola, Inc.	344,909
9,770	@	Nextel Communications, Inc.	277,663
11,190		QUALCOMM, Inc.	410,114
28,620		SBC Communications, Inc.	678,008
1,740		Scientific-Atlanta, Inc.	49,103
12,800		Sprint Corp.	291,200
1,940	@	Tellabs, Inc.	14,162
4,800		Verizon Communications, Inc.	170,400

			3,925,313

		Textiles: 0.0%
1,020		Cintas Corp.	42,136

			42,136

		Toys/Games/Hobbies: 0.0%
1,340		Hasbro, Inc.	27,403
2,100		Mattel, Inc.	44,835

			72,238

		Transportation: 0.6%
2,620		Burlington Northern Santa Fe Corp.	141,297
1,650		CSX Corp.	68,723
2,900		FedEx Corp.	272,455
3,520		Norfolk Southern Corp.	130,416
500		Ryder System, Inc.	20,850
2,000		Union Pacific Corp.	139,400
7,800		United Parcel Service, Inc.	567,371

			1,340,512

		Total Common Stock
		(Cost $75,645,613)	78,582,126

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 3	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 63.9%
		Federal Home Loan Mortgage Corporation: 38.7%
$2,875,000		4.460%, due 03/15/09		$2,418,947
100,000,000		4.700%, due 03/15/09		84,137,300

				86,556,247

		Federal National Mortgage Association: 25.2%
2,091,000		4.470%, due 06/15/09		1,739,469
65,600,000		4.510%, due 06/15/09		54,484,868

				56,224,337

		Total U.S. Government Agency Obligations
		(Cost $150,948,205)		142,780,584

U.S. TREASURY OBLIGATIONS: 0.5%
		U.S. Treasury STRIP: 0.5%
1,391,000		4.110%, due 02/15/09		1,190,062

		Total U.S. Treasury Obligations
		(Cost $1,213,704)		1,190,062

		Total Long-Term Investments
		(Cost $227,807,522)		222,552,772

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
1,046,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $1,046,082 to be received upon repurchase (Collateralized by $1,064,000 Federal National Mortgage Association, 4.250%, Market Value plus accrued interest $1,067,114, due 10/30/09)		1,046,000

		Total Short-Term Investments
		(Cost $1,046,000)		1,046,000

		Total Investments In Securities
		(Cost $228,853,522)*	100.1%	$223,598,772
		Other Assets and Liabilities—Net	(0.1)	(208,767)

		Net Assets	100.0%	$223,390,005

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $230,731,901.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,397,664
		Gross Unrealized Depreciation		(10,530,793)

		Net Unrealized Depreciation		$(7,133,129)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 41.9%
		Advertising: 0.1%
1,250	@	Interpublic Group of Cos., Inc.	$15,350
550		Omnicom Group, Inc.	48,686

			64,036

		Aerospace/Defense: 0.8%
2,550		Boeing Co.	149,073
600		General Dynamics Corp.	64,230
350		Goodrich Corp.	13,402
350		L-3 Communications Holdings, Inc.	24,857
1,750		Lockheed Martin Corp.	106,855
1,200		Northrop Grumman Corp.	64,776
1,350		Raytheon Co.	52,245
600		Rockwell Collins, Inc.	28,554
1,500		United Technologies Corp.	152,490

			656,482

		Agriculture: 0.8%
6,200		Altria Group, Inc.	405,418
3,250		Archer-Daniels-Midland Co.	79,885
1,100		Monsanto Co.	70,950
500		Reynolds American, Inc.	40,295
500		UST, Inc.	25,850

			622,398

		Apparel: 0.2%
900	@	Coach, Inc.	50,967
350		Jones Apparel Group, Inc.	11,722
400		Liz Claiborne, Inc.	16,052
950		Nike, Inc.	79,144
200		Reebok Intl., Ltd.	8,860
600		VF Corp.	35,484

			202,229

		Auto Manufacturers: 0.2%
7,500		Ford Motor Co.	84,975
250	@	Navistar Intl. Corp.	9,100
500		PACCAR, Inc.	36,195

			130,270

		Auto Parts and Equipment: 0.0%
650		Johnson Controls, Inc.	36,244

			36,244

		Banks: 2.7%
1,150		AmSouth Bancorporation	29,843
16,300		Bank of America Corp.	718,829
1,700		BB&T Corp.	66,436
750		Comerica, Inc.	41,310
400		Compass Bancshares, Inc.	18,160
300		Fifth Third Bancorp	12,894
350		First Horizon National Corp.	14,277
150		Huntington Bancshares, Inc.	3,585
1,400		KeyCorp	45,430
350		M & T Bank Corp.	35,721
700		Marshall & Ilsley Corp.	29,225
1,200		Mellon Financial Corp.	34,248
2,000		National City Corp.	67,000
1,275		North Fork Bancorp, Inc.	35,369
750		Northern Trust Corp.	32,580

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.7% (continued)
850		PNC Financial Services Group, Inc.	$43,758
200		State Street Corp.	8,744
1,050		SunTrust Banks, Inc.	75,674
955		Synovus Financial Corp.	26,606
2,100		The Bank of New York Co., Inc.	61,005
5,400		U.S. Bancorp	155,628
6,451		Wachovia Corp.	328,419
4,950		Wells Fargo & Co.	296,010
300		Zions Bancorporation	20,706

			2,201,457

		Beverages: 1.0%
2,350		Anheuser-Busch Cos., Inc.	111,367
500		Brown-Forman Corp.	27,375
9,200		Coca-Cola Co.	383,363
1,350		Coca-Cola Enterprises, Inc.	27,702
150		Molson Coors Brewing Co.	11,576
600		Pepsi Bottling Group, Inc.	16,710
4,950		PepsiCo, Inc.	262,499

			840,592

		Biotechnology: 0.3%
3,700	@	Amgen, Inc.	215,377
750	@	Genzyme Corp.	42,930
100	@	Millipore Corp.	4,340

			262,647

		Building Materials: 0.1%
900		American Standard Cos., Inc.	41,832
1,350		Masco Corp.	46,805
300		Vulcan Materials Co.	17,049

			105,686

		Chemicals: 0.8%
750		Air Products & Chemicals, Inc.	47,468
300		Ashland, Inc.	20,241
3,900		Dow Chemical Co.	194,414
3,150		E.I. du Pont de Nemours & Co.	161,406
200		Eastman Chemical Co.	11,800
300		Ecolab, Inc.	9,915
50		Engelhard Corp.	1,502
400		International Flavors & Fragrances, Inc.	15,800
900		PPG Industries, Inc.	64,368
1,100		Praxair, Inc.	52,646
650		Rohm & Haas Co.	31,200
600		Sherwin-Williams Co.	26,394
300		Sigma-Aldrich Corp.	18,375

			655,529

		Commercial Services: 0.4%
100	@	Apollo Group, Inc.	7,406
3,050		Cendant Corp.	62,646
750		Equifax, Inc.	23,018
800		H&R Block, Inc.	40,464
1,550		McKesson Corp.	58,513
450		Moody’s Corp.	36,387
1,050		Paychex, Inc.	34,461
550		R.R. Donnelley & Sons Co.	17,391
700		Robert Half Intl., Inc.	18,872

			299,158

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 2.3%
4,100	@	Apple Computer, Inc.	$170,847
550	@	Computer Sciences Corp.	25,218
12,700	@	Dell, Inc.	487,933
1,300		Electronic Data Systems Corp.	26,871
9,500	@	EMC Corp.	117,040
8,850		Hewlett-Packard Co.	194,169
6,650		International Business Machines Corp.	607,676
450	@	Lexmark Intl., Inc.	35,987
700	@	NCR Corp.	23,618
1,950	@	Network Appliance, Inc.	53,937
16,750	@	Sun Microsystems, Inc.	67,670
1,200	@	Sungard Data Systems, Inc.	41,400
1,100	@	Unisys Corp.	7,766

			1,860,132

		Cosmetics/Personal Care: 1.2%
300		Alberto-Culver Co.	14,358
1,350		Avon Products, Inc.	57,969
1,650		Colgate-Palmolive Co.	86,081
3,000		Gillette Co.	151,440
1,350		Kimberly-Clark Corp.	88,736
10,250		Procter & Gamble Co.	543,249

			941,833

		Distribution/Wholesale: 0.1%
550		Genuine Parts Co.	23,919
350		W.W. Grainger, Inc.	21,795

			45,714

		Diversified Financial Services: 2.8%
3,750		American Express Co.	192,637
550		Bear Stearns Cos., Inc.	54,945
700		Capital One Financial Corp.	52,339
700		Charles Schwab Corp.	7,357
650		CIT Group, Inc.	24,700
15,550		Citigroup, Inc.	698,816
2,400		Countrywide Financial Corp.	77,904
1,600	@	E*TRADE Financial Corp.	19,200
2,850		Fannie Mae	155,183
150		Federated Investors, Inc.	4,247
700		Franklin Resources, Inc.	48,055
2,000		Freddie Mac	126,400
1,400		Goldman Sachs Group, Inc.	153,986
1,050		Lehman Brothers Holdings, Inc.	98,868
3,700		MBNA Corp.	90,835
2,750		Merrill Lynch & Co., Inc.	155,650
3,200		Morgan Stanley	183,200
1,100	@	Providian Financial Corp.	18,876
1,250		SLM Corp.	62,300
400		T. Rowe Price Group, Inc.	23,752

			2,249,250

		Electric: 1.2%
2,650	@	AES Corp.	43,407
500	@	Allegheny Energy, Inc.	10,330
600		Ameren Corp.	29,406
1,150		American Electric Power Co., Inc.	39,169
1,000		CenterPoint Energy, Inc.	12,030

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.2% (continued)
550		Cinergy Corp.	$22,286
800		Consolidated Edison, Inc.	33,744
700		Constellation Energy Group, Inc.	36,190
1,000		Dominion Resources, Inc.	74,430
500		DTE Energy Co.	22,740
3,800		Duke Energy Corp.	106,437
1,200		Edison Intl.	41,664
750		Entergy Corp.	52,995
2,000		Exelon Corp.	91,779
1,000		FirstEnergy Corp.	41,950
1,300		FPL Group, Inc.	52,195
850		NiSource, Inc.	19,372
1,250		PG&E Corp.	42,625
700		PPL Corp.	37,793
150		Progress Energy, Inc.	6,293
150		Public Service Enterprise Group, Inc.	8,159
2,050		Southern Co.	65,252
700		TECO Energy, Inc.	10,976
1,000		TXU Corp.	79,630
250		Xcel Energy, Inc.	4,295

			985,147

		Electrical Components and Equipment: 0.1%
1,200		Emerson Electric Co.	77,916

			77,916

		Electronics: 0.2%
1,200	@	Agilent Technologies, Inc.	26,639
900		Applera Corp. — Applied Biosystems Group	17,766
50	@	Fisher Scientific Intl., Inc.	2,846
800	@	Jabil Circuit, Inc.	22,816
400		Parker Hannifin Corp.	24,368
400		PerkinElmer, Inc.	8,252
2,950	@	Solectron Corp.	10,237
400		Tektronix, Inc.	9,812
800	@	Thermo Electron Corp.	20,232
350	@	Waters Corp.	12,527

			155,495

		Engineering and Construction: 0.0%
50		Fluor Corp.	2,772

			2,772

		Environmental Control: 0.1%
1,600		Waste Management, Inc.	46,160

			46,160

		Food: 0.6%
250		Albertson’s, Inc.	5,163
1,150		Campbell Soup Co.	33,373
1,350		ConAgra Foods, Inc.	36,477
1,100		General Mills, Inc.	54,064
1,200		H.J. Heinz Co.	44,208
750		Hershey Foods Corp.	45,345
1,200		Kellogg Co.	51,924
2,200	@	Kroger Co.	35,266
350		McCormick & Co., Inc.	12,051
1,300	@	Safeway, Inc.	24,089

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.6% (continued)
2,200		Sara Lee Corp.	$48,752
550		SUPERVALU, Inc.	18,343
700		Wm. Wrigley Jr. Co.	45,899

			454,954

		Forest Products and Paper: 0.2%
150		Georgia-Pacific Corp.	5,324
1,350		International Paper Co.	49,667
500		Louisiana-Pacific Corp.	12,570
800		MeadWestvaco Corp.	25,456
600		Plum Creek Timber Co., Inc.	21,420
200		Temple-Inland, Inc.	14,510
750		Weyerhaeuser Co.	51,374

			180,321

		Gas: 0.1%
500		KeySpan Corp.	19,485
1,050		Sempra Energy	41,832

			61,317

		Hand/Machine Tools: 0.1%
400		Black & Decker Corp.	31,596
100		Snap-On, Inc.	3,179
300		Stanley Works	13,581

			48,356

		Healthcare-Products: 1.6%
200		Bausch & Lomb, Inc.	14,660
350		Baxter Intl., Inc.	11,893
1,200		Becton Dickinson & Co.	70,104
700		Biomet, Inc.	25,410
2,500	@	Boston Scientific Corp.	73,225
350		C.R. Bard, Inc.	23,828
950		Guidant Corp.	70,205
10,500		Johnson & Johnson	705,180
3,500		Medtronic, Inc.	178,325
1,200	@	St. Jude Medical, Inc.	43,200
250		Stryker Corp.	11,153
700	@	Zimmer Holdings, Inc.	54,467

			1,281,650

		Healthcare-Services: 0.9%
1,600		Aetna, Inc.	119,920
750	@	Humana, Inc.	23,955
400	@	Laboratory Corp. of America Holdings	19,280
400		Manor Care, Inc.	14,544
350		Quest Diagnostics, Inc.	36,796
3,350		UnitedHealth Group, Inc.	319,523
1,500	@	WellPoint, Inc.	188,025

			722,043

		Home Furnishings: 0.1%
800		Leggett & Platt, Inc.	23,104
300		Whirlpool Corp.	20,319

			43,423

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	24,772
800		Clorox Co.	50,392
400		Fortune Brands, Inc.	32,252

			107,416

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	$20,843

			20,843

		Insurance: 2.1%
1,100	@@	ACE Ltd.	45,397
1,550		AFLAC, Inc.	57,753
2,100		Allstate Corp.	113,526
300		AMBAC Financial Group, Inc.	22,425
9,400		American Intl. Group, Inc.	520,853
1,000		AON Corp.	22,840
1,100		Chubb Corp.	87,197
750		CIGNA Corp.	66,975
700		Cincinnati Financial Corp.	30,527
900		Hartford Financial Services Group, Inc.	61,704
350		Jefferson-Pilot Corp.	17,168
750		Lincoln National Corp.	33,855
800		Loews Corp.	58,832
500		MBIA, Inc.	26,140
3,850		MetLife, Inc.	150,534
400		MGIC Investment Corp.	24,668
1,200		Principal Financial Group	46,188
800		Progressive Corp.	73,408
1,950		Prudential Financial, Inc.	111,930
600		Safeco Corp.	29,226
1,850		St. Paul Travelers Cos., Inc.	67,951
400		Torchmark Corp.	20,880
1,050		UnumProvident Corp.	17,871
400	@@	XL Capital Ltd.	28,948

			1,736,796

		Internet: 0.4%
3,900	@	eBay, Inc.	145,314
3,700	@	Symantec Corp.	78,921
4,100	@	Yahoo!, Inc.	138,990

			363,225

		Iron/Steel: 0.1%
600		Nucor Corp.	34,536
500		United States Steel Corp.	25,425

			59,961

		Leisure Time: 0.2%
300		Brunswick Corp.	14,055
1,850		Carnival Corp.	95,849
950		Harley-Davidson, Inc.	54,872
700		Sabre Holdings Corp.	15,316

			180,092

		Lodging: 0.2%
400		Harrah’s Entertainment, Inc.	25,832
1,450		Hilton Hotels Corp.	32,408
1,000		Marriott Intl., Inc.	66,860
550		Starwood Hotels & Resorts Worldwide, Inc.	33,017

			158,117

		Machinery-Diversified: 0.1%
150		Cummins, Inc.	10,553
150		Deere & Co.	10,070
950		Rockwell Automation, Inc.	53,807

			74,430

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.2%
6,700	@	Comcast Corp.	$226,325
150		Gannett Co., Inc.	11,862
550		McGraw-Hill Cos., Inc.	47,988
150		Meredith Corp.	7,013
450		New York Times Co.	16,461
1,600		News Corp.	27,072
13,450	@	Time Warner, Inc.	236,047
350		Tribune Co.	13,955
5,150		Viacom, Inc.	179,375
6,000		Walt Disney Co.	172,380

			938,478

		Mining: 0.0%
400		Phelps Dodge Corp.	40,692

			40,692

		Miscellaneous Manufacturing: 2.6%
3,150		3M Co.	269,923
300		Cooper Industries Ltd.	21,456
900		Danaher Corp.	48,069
550		Dover Corp.	20,785
1,100		Eastman Kodak Co.	35,805
450		Eaton Corp.	29,430
31,950		General Electric Co.	1,152,116
2,400		Honeywell Intl., Inc.	89,304
850		Illinois Tool Works, Inc.	76,101
550	@@	Ingersoll-Rand Co. Ltd.	43,808
300		ITT Industries, Inc.	27,072
600		Pall Corp.	16,272
550		Textron, Inc.	41,041
5,950	@@	Tyco Intl., Ltd.	201,109

			2,072,291

		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	36,096
3,500	@	Xerox Corp.	53,025

			89,121

		Oil and Gas: 3.9%
400		Amerada Hess Corp.	38,484
800		Anadarko Petroleum Corp.	60,880
900		Apache Corp.	55,107
1,850		Burlington Resources, Inc.	92,630
9,050		ChevronTexaco Corp.	527,705
1,800		ConocoPhillips	194,111
1,550		Devon Energy Corp.	74,013
700		EOG Resources, Inc.	34,118
27,550		Exxon Mobil Corp.	1,641,979
400		Kerr-McGee Corp.	31,332
1,200		Marathon Oil Corp.	56,304
50		Noble Corp.	2,811
1,350		Occidental Petroleum Corp.	96,080
300		Sunoco, Inc.	31,056
900	@	Transocean, Inc.	46,314
800		Unocal Corp.	49,352
1,200		Valero Energy Corp.	87,924

			3,120,200

		Oil and Gas Services: 0.1%
1,050		Baker Hughes, Inc.	46,715
100		BJ Services Co.	5,188

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas Services: 0.1% (continued)
1,150		Halliburton Co.	$49,737
450	@	National-Oilwell, Inc.	21,015

			122,655

		Packaging and Containers: 0.1%
400		Ball Corp.	16,592
400		Bemis Co.	12,448
600	@	Pactiv Corp.	14,010
400	@	Sealed Air Corp.	20,776

			63,826

		Pharmaceuticals: 2.3%
4,650		Abbott Laboratories	216,782
400		Allergan, Inc.	27,788
400		AmerisourceBergen Corp.	22,916
5,700		Bristol-Myers Squibb Co.	145,122
2,250		Cardinal Health, Inc.	125,550
2,150	@	Caremark Rx, Inc.	85,527
650		Eli Lilly & Co.	33,865
300	@	Express Scripts, Inc.	26,157
1,150	@	Forest Laboratories, Inc.	42,493
1,200	@	Gilead Sciences, Inc.	42,960
700	@	Hospira, Inc.	22,589
600	@	King Pharmaceuticals, Inc.	4,986
900	@	Medco Health Solutions, Inc.	44,613
6,550		Merck & Co., Inc.	212,024
22,650		Pfizer, Inc.	595,015
4,400		Schering-Plough Corp.	79,860
3,900		Wyeth	164,502

			1,892,749

		Pipelines: 0.1%
1,350		El Paso Corp.	14,283
300		Kinder Morgan, Inc.	22,710
1,150		Williams Cos., Inc.	21,632

			58,625

		Real Estate Investment Trusts: 0.2%
300		Apartment Investment & Management Co.	11,160
700		Archstone-Smith Trust	23,877
1,250		Equity Office Properties Trust	37,663
800		Equity Residential	25,768
700		Simon Property Group, Inc.	42,406

			140,874

		Retail: 2.9%
850	@	Autonation, Inc.	16,099
1,000	@	Bed Bath & Beyond, Inc.	36,540
1,650		Best Buy Co., Inc.	89,117
750		Circuit City Stores, Inc.	12,038
1,400		Costco Wholesale Corp.	61,852
1,150		CVS Corp.	60,513
800		Darden Restaurants, Inc.	24,544
600		Family Dollar Stores, Inc.	18,216
700		Federated Department Stores, Inc.	44,548
3,800		Gap, Inc.	82,992
6,600		Home Depot, Inc.	252,383
1,300		J.C. Penney Co., Inc. Holding Co.	67,496
1,100		Limited Brands, Inc.	26,730
2,300		Lowe’s Cos., Inc.	131,307
900		May Department Stores Co.	33,318

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.9% (continued)
5,100		McDonald’s Corp.	$158,814
350		Nordstrom, Inc.	19,383
1,200	@	Office Depot, Inc.	26,616
400		RadioShack Corp.	9,800
300	@	Sears Holdings Corp.	39,951
2,400		Staples, Inc.	75,432
1,200	@	Starbucks Corp.	61,992
2,650		Target Corp.	132,553
1,300		TJX Cos., Inc.	32,019
1,100	@	Toys R US, Inc.	28,336
10,200		Wal-Mart Stores, Inc.	511,121
5,200		Walgreen Co.	230,984
550		Wendy’s Intl., Inc.	21,472
800		Yum! Brands, Inc.	41,448

			2,347,614

		Savings and Loans: 0.2%
1,000		Golden West Financial Corp.	60,500
2,600		Washington Mutual, Inc.	102,700

			163,200

		Semiconductors: 1.3%
1,300	@	Altera Corp.	25,714
1,250		Analog Devices, Inc.	45,175
4,850	@	Applied Materials, Inc.	78,813
850	@	Broadcom Corp.	25,432
259	@	Freescale Semiconductor, Inc.	4,468
25,250		Intel Corp.	586,557
100	@	KLA-Tencor Corp.	4,601
1,100		Linear Technology Corp.	42,141
400		Maxim Integrated Products, Inc.	16,348
950		National Semiconductor Corp.	19,580
400	@	Novellus Systems, Inc.	10,692
500	@	Nvidia Corp.	11,880
300	@	QLogic Corp.	12,150
5,250		Texas Instruments, Inc.	133,822

			1,017,373

		Software: 1.9%
1,000		Adobe Systems, Inc.	67,170
650		Autodesk, Inc.	19,344
1,750		Automatic Data Processing, Inc.	78,663
950	@	BMC Software, Inc.	14,250
400	@	Citrix Systems, Inc.	9,528
1,450		Computer Associates Intl., Inc.	39,295
1,600	@	Compuware Corp.	11,520
900	@	Electronic Arts, Inc.	46,602
3,250		First Data Corp.	127,758
800	@	Fiserv, Inc.	31,840
600		IMS Health, Inc.	14,634
550	@	Intuit, Inc.	24,074
250	@	Mercury Interactive Corp.	11,845
30,400		Microsoft Corp.	734,767
1,550	@	Novell, Inc.	9,238
22,950	@	Oracle Corp.	286,415
1,250	@	Siebel Systems, Inc.	11,413
1,150	@	Veritas Software Corp.	26,703

			1,565,059

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 2.1%
1,250		Alltel Corp.	$68,563
3,000		AT&T Corp.	56,250
1,700	@	Avaya, Inc.	19,856
6,850		BellSouth Corp.	180,086
350		CenturyTel, Inc.	11,494
19,300	@	Cisco Systems, Inc.	345,276
1,250		Citizens Communications Co.	16,175
500	@	Comverse Technology, Inc.	12,610
1,500	@	Corning, Inc.	16,695
9,950		Motorola, Inc.	148,952
4,200	@	Nextel Communications, Inc.	119,364
4,800		QUALCOMM, Inc.	175,920
12,350		SBC Communications, Inc.	292,571
700		Scientific-Atlanta, Inc.	19,754
5,500		Sprint Corp.	125,125
1,450	@	Tellabs, Inc.	10,585
2,050		Verizon Communications, Inc.	72,775

			1,692,051

		Textiles: 0.0%
500		Cintas Corp.	20,655

			20,655

		Toys/Games/Hobbies: 0.0%
900		Hasbro, Inc.	18,405
1,100		Mattel, Inc.	23,485

			41,890

		Transportation: 0.7%
1,250		Burlington Northern Santa Fe Corp.	67,413
750		CSX Corp.	31,238
1,200		FedEx Corp.	112,740
1,450		Norfolk Southern Corp.	53,723
200		Ryder System, Inc.	8,340
800		Union Pacific Corp.	55,760
3,350		United Parcel Service, Inc.	243,678

			572,892

		Total Common Stock
		(Cost $32,653,241)	33,894,336

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 4	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 30.8%
		Federal National Mortgage Association: 30.8%
$30,000,000		4.510%, due 06/15/09		$24,916,860

		Total U.S. Government Agency Obligations
		(Cost $24,812,244)		24,916,860

U.S. TREASURY OBLIGATIONS: 26.9%
		U.S. Treasury STRIP: 26.9%
18,760,000		4.090%, due 05/15/09		15,876,325
7,000,000		4.100%, due 08/15/09		5,859,322

		Total U.S. Treasury Obligations
		(Cost $22,028,805)		21,735,647

		Total Long-Term Investments
		(Cost $79,494,290)		80,546,843

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
407,000		Goldman Sachs Repurchase Agreement dated 03/31/05, 2.830%, due 04/01/05, $407,032 to be received upon repurchase (Collateralized by $420,000 Federal Home Loan Bank, 4.625%, Market Value plus accrued interest $420,122, due 08/15/12)		407,000

		Total Short-Term Investments
		(Cost $407,000)		407,000

		Total Investments In Securities
		(Cost $79,901,290)*	100.1%	$80,953,843
		Other Assets and Liabilities—Net	(0.1)	(90,864)

		Net Assets	100.0%	$80,862,979

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $80,360,202.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,103,827
		Gross Unrealized Depreciation		(1,510,186)

		Net Unrealized Appreciation		$593,641

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 73.5%
		Advertising: 0.2%
1,830	@	Interpublic Group of Cos., Inc.	$22,472
680		Omnicom Group, Inc.	60,194

			82,666

		Aerospace/Defense: 1.5%
2,630		Boeing Co.	153,750
700		General Dynamics Corp.	74,935
390		Goodrich Corp.	14,933
450		L-3 Communications Holdings, Inc.	31,959
2,080		Lockheed Martin Corp.	127,005
1,160		Northrop Grumman Corp.	62,617
1,490		Raytheon Co.	57,663
710		Rockwell Collins, Inc.	33,789
1,790		United Technologies Corp.	181,971

			738,622

		Agriculture: 1.3%
6,730		Altria Group, Inc.	440,075
3,390		Archer-Daniels-Midland Co.	83,326
1,310		Monsanto Co.	84,495
400		Reynolds American, Inc.	32,236
540		UST, Inc.	27,918

			668,050

		Apparel: 0.4%
1,050	@	Coach, Inc.	59,462
440		Jones Apparel Group, Inc.	14,736
440		Liz Claiborne, Inc.	17,657
1,040		Nike, Inc.	86,642
240		Reebok Intl., Ltd.	10,632
550		VF Corp.	32,527

			221,656

		Auto Manufacturers: 0.3%
8,120		Ford Motor Co.	92,000
300	@	Navistar Intl. Corp.	10,920
580		PACCAR, Inc.	41,986

			144,906

		Auto Parts and Equipment: 0.1%
800	@	Goodyear Tire & Rubber Co.	10,680
640		Johnson Controls, Inc.	35,686

			46,366

		Banks: 4.9%
1,090		AmSouth Bancorporation	28,286
17,830		Bank of America Corp.	786,302
1,790		BB&T Corp.	69,953
790		Comerica, Inc.	43,513
400		Compass Bancshares, Inc.	18,160
350		Fifth Third Bancorp	15,043
550		First Horizon National Corp.	22,435
150		Huntington Bancshares, Inc.	3,585
1,880		KeyCorp	61,006
410		M & T Bank Corp.	41,845
780		Marshall & Ilsley Corp.	32,565
1,440		Mellon Financial Corp.	41,098
2,130		National City Corp.	71,355

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.9% (continued)
1,470		North Fork Bancorp, Inc.	$40,778
780		Northern Trust Corp.	33,883
1,000		PNC Financial Services Group, Inc.	51,480
240		State Street Corp.	10,493
1,290		SunTrust Banks, Inc.	92,970
1,122		Synovus Financial Corp.	31,259
2,530		The Bank of New York Co., Inc.	73,497
6,070		U.S. Bancorp	174,937
6,997		Wachovia Corp.	356,216
5,370		Wells Fargo & Co.	321,126
380		Zions Bancorporation	26,228

			2,448,013

		Beverages: 1.8%
2,490		Anheuser-Busch Cos., Inc.	118,001
550		Brown-Forman Corp.	30,113
10,000		Coca-Cola Co.	416,699
1,540		Coca-Cola Enterprises, Inc.	31,601
200		Molson Coors Brewing Co.	15,434
740		Pepsi Bottling Group, Inc.	20,609
5,290		PepsiCo, Inc.	280,529

			912,986

		Biotechnology: 0.5%
3,930	@	Amgen, Inc.	228,766
810	@	Genzyme Corp.	46,364

			275,130

		Building Materials: 0.2%
1,030		American Standard Cos., Inc.	47,874
1,450		Masco Corp.	50,272
390		Vulcan Materials Co.	22,164

			120,310

		Chemicals: 1.4%
780		Air Products & Chemicals, Inc.	49,366
360		Ashland, Inc.	24,289
3,430		Dow Chemical Co.	170,986
3,420		E.I. du Pont de Nemours & Co.	175,240
290		Eastman Chemical Co.	17,110
400		Ecolab, Inc.	13,220
390		Engelhard Corp.	11,712
480		International Flavors & Fragrances, Inc.	18,960
1,110		PPG Industries, Inc.	79,387
1,100		Praxair, Inc.	52,646
800		Rohm & Haas Co.	38,400
440		Sherwin-Williams Co.	19,356
310		Sigma-Aldrich Corp.	18,988

			689,660

		Commercial Services: 0.6%
100	@	Apollo Group, Inc.	7,406
3,420		Cendant Corp.	70,246
880		Equifax, Inc.	27,007
780		H&R Block, Inc.	39,452
1,460		McKesson Corp.	55,115
510		Moody’s Corp.	41,239
1,110		Paychex, Inc.	36,430

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.6% (continued)
780		R.R. Donnelley & Sons Co.	$24,664
710		Robert Half Intl., Inc.	19,142

			320,701

		Computers: 3.9%
4,300	@	Apple Computer, Inc.	179,181
640	@	Computer Sciences Corp.	29,344
13,550	@	Dell, Inc.	520,591
1,550		Electronic Data Systems Corp.	32,039
10,170	@	EMC Corp.	125,294
9,380		Hewlett-Packard Co.	205,797
7,210		International Business Machines Corp.	658,849
450	@	Lexmark Intl., Inc.	35,987
660	@	NCR Corp.	22,268
2,060	@	Network Appliance, Inc.	56,980
16,720	@	Sun Microsystems, Inc.	67,549
860	@	Sungard Data Systems, Inc.	29,670
1,400	@	Unisys Corp.	9,884

			1,973,433

		Cosmetics/Personal Care: 2.1%
360		Alberto-Culver Co.	17,230
1,580		Avon Products, Inc.	67,845
1,900		Colgate-Palmolive Co.	99,123
3,250		Gillette Co.	164,060
1,600		Kimberly-Clark Corp.	105,168
11,110		Procter & Gamble Co.	588,830

			1,042,256

		Distribution/Wholesale: 0.1%
830		Genuine Parts Co.	36,097
260		W.W. Grainger, Inc.	16,190

			52,287

		Diversified Financial Services: 5.0%
4,020		American Express Co.	206,507
610		Bear Stearns Cos., Inc.	60,939
840		Capital One Financial Corp.	62,807
750		Charles Schwab Corp.	7,883
850		CIT Group, Inc.	32,300
17,050		Citigroup, Inc.	766,226
2,500		Countrywide Financial Corp.	81,150
1,180	@	E*TRADE Financial Corp.	14,160
3,180		Fannie Mae	173,151
150		Federated Investors, Inc.	4,247
850		Franklin Resources, Inc.	58,353
2,300		Freddie Mac	145,360
1,460		Goldman Sachs Group, Inc.	160,585
1,280		Lehman Brothers Holdings, Inc.	120,525
4,100		MBNA Corp.	100,655
3,040		Merrill Lynch & Co., Inc.	172,064
3,620		Morgan Stanley	207,245
1,860	@	Providian Financial Corp.	31,918
1,400		SLM Corp.	69,776
450		T. Rowe Price Group, Inc.	26,721

			2,502,572

		Electric: 2.1%
2,800	@	AES Corp.	45,864
710		Ameren Corp.	34,797

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 2.1% (continued)
1,330		American Electric Power Co., Inc.	$45,300
1,000		CenterPoint Energy, Inc.	12,030
610		Cinergy Corp.	24,717
750		Consolidated Edison, Inc.	31,635
710		Constellation Energy Group, Inc.	36,707
1,150		Dominion Resources, Inc.	85,594
640		DTE Energy Co.	29,107
4,130		Duke Energy Corp.	115,680
980		Edison Intl.	34,026
750		Entergy Corp.	52,995
2,190		Exelon Corp.	100,498
1,150		FirstEnergy Corp.	48,243
1,200		FPL Group, Inc.	48,180
1,050		NiSource, Inc.	23,930
1,340		PG&E Corp.	45,694
640		PPL Corp.	34,554
150		Progress Energy, Inc.	6,293
150		Public Service Enterprise Group, Inc.	8,159
2,350		Southern Co.	74,801
850		TECO Energy, Inc.	13,328
1,060		TXU Corp.	84,408
1,110		Xcel Energy, Inc.	19,070

			1,055,610

		Electrical Components and Equipment: 0.2%
1,350		Emerson Electric Co.	87,656

			87,656

		Electronics: 0.3%
1,530	@	Agilent Technologies, Inc.	33,965
850		Applera Corp. — Applied Biosystems Group	16,779
80	@	Fisher Scientific Intl., Inc.	4,554
740	@	Jabil Circuit, Inc.	21,105
450		Parker Hannifin Corp.	27,414
440		PerkinElmer, Inc.	9,077
3,450	@	Solectron Corp.	11,972
480		Tektronix, Inc.	11,774
830	@	Thermo Electron Corp.	20,991
390	@	Waters Corp.	13,958

			171,589

		Engineering and Construction: 0.0%
110		Fluor Corp.	6,097

			6,097

		Environmental Control: 0.1%
1,930		Waste Management, Inc.	55,681

			55,681

		Food: 1.0%
250		Albertson’s, Inc.	5,163
1,350		Campbell Soup Co.	39,177
1,800		ConAgra Foods, Inc.	48,636
1,230		General Mills, Inc.	60,455
1,150		H.J. Heinz Co.	42,366
700		Hershey Foods Corp.	42,322
1,290		Kellogg Co.	55,818
2,410	@	Kroger Co.	38,632
500		McCormick & Co., Inc.	17,215

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 1.0% (continued)
1,500	@	Safeway, Inc.	$27,795
2,490		Sara Lee Corp.	55,178
790		SUPERVALU, Inc.	26,347
830		Wm. Wrigley Jr. Co.	54,423

			513,527

		Forest Products and Paper: 0.4%
180		Georgia-Pacific Corp.	6,388
1,710		International Paper Co.	62,910
640		Louisiana-Pacific Corp.	16,090
780		MeadWestvaco Corp.	24,820
750		Plum Creek Timber Co., Inc.	26,775
280		Temple-Inland, Inc.	20,314
800		Weyerhaeuser Co.	54,800

			212,097

		Gas: 0.2%
590		KeySpan Corp.	22,992
150		Nicor, Inc.	5,564
1,330		Sempra Energy	52,987

			81,543

		Hand/Machine Tools: 0.1%
450		Black & Decker Corp.	35,546
160		Snap-On, Inc.	5,086
310		Stanley Works	14,034

			54,666

		Healthcare-Products: 2.8%
160		Bausch & Lomb, Inc.	11,728
800		Baxter Intl., Inc.	27,184
1,360		Becton Dickinson & Co.	79,451
760		Biomet, Inc.	27,588
2,720	@	Boston Scientific Corp.	79,669
380		C.R. Bard, Inc.	25,870
1,150		Guidant Corp.	84,985
11,000		Johnson & Johnson	738,761
3,820		Medtronic, Inc.	194,629
1,080	@	St. Jude Medical, Inc.	38,880
300		Stryker Corp.	13,383
810	@	Zimmer Holdings, Inc.	63,026

			1,385,154

		Healthcare-Services: 1.6%
1,660		Aetna, Inc.	124,417
930	@	Humana, Inc.	29,704
550	@	Laboratory Corp. of America Holdings	26,510
480		Manor Care, Inc.	17,453
360		Quest Diagnostics, Inc.	37,847
3,520		UnitedHealth Group, Inc.	335,737
1,760	@	WellPoint, Inc.	220,616

			792,284

		Home Furnishings: 0.1%
790		Leggett & Platt, Inc.	22,815
250		Whirlpool Corp.	16,933

			39,748

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.2%
440		Avery Dennison Corp.	$27,249
680		Clorox Co.	42,833
600		Fortune Brands, Inc.	48,378

			118,460

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	21,940

			21,940

		Insurance: 3.6%
850	@@	ACE Ltd.	35,080
1,750		AFLAC, Inc.	65,205
2,290		Allstate Corp.	123,797
400		AMBAC Financial Group, Inc.	29,900
8,270		American Intl. Group, Inc.	458,240
1,150		AON Corp.	26,266
1,010		Chubb Corp.	80,063
740		CIGNA Corp.	66,082
750		Cincinnati Financial Corp.	32,708
960		Hartford Financial Services Group, Inc.	65,818
490		Jefferson-Pilot Corp.	24,035
790		Lincoln National Corp.	35,661
1,010		Loews Corp.	74,275
450		MBIA, Inc.	23,526
4,090		MetLife, Inc.	159,918
440		MGIC Investment Corp.	27,135
1,110		Principal Financial Group	42,724
710		Progressive Corp.	65,150
2,310		Prudential Financial, Inc.	132,593
600		Safeco Corp.	29,226
2,150		St. Paul Travelers Cos., Inc.	78,970
480		Torchmark Corp.	25,056
1,110		UnumProvident Corp.	18,892
680	@@	XL Capital Ltd.	49,212

			1,769,532

		Internet: 0.8%
4,280	@	eBay, Inc.	159,472
400	@	Monster Worldwide, Inc.	11,220
3,820	@	Symantec Corp.	81,481
4,180	@	Yahoo!, Inc.	141,702

			393,875

		Iron/Steel: 0.1%
550		Nucor Corp.	31,658
740		United States Steel Corp.	37,629

			69,287

		Leisure Time: 0.4%
360		Brunswick Corp.	16,866
1,960		Carnival Corp.	101,548
990		Harley-Davidson, Inc.	57,182
710		Sabre Holdings Corp.	15,535

			191,131

		Lodging: 0.3%
400		Harrah’s Entertainment, Inc.	25,832
1,560		Hilton Hotels Corp.	34,866
940		Marriott Intl., Inc.	62,848
710		Starwood Hotels & Resorts Worldwide, Inc.	42,621

			166,167

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.2%
200		Cummins, Inc.	$14,070
180		Deere & Co.	12,083
1,100		Rockwell Automation, Inc.	62,304

			88,457

		Media: 2.1%
7,120	@	Comcast Corp.	240,513
160		Gannett Co., Inc.	12,653
650		McGraw-Hill Cos., Inc.	56,713
160		Meredith Corp.	7,480
480		New York Times Co.	17,558
1,900		News Corp.	32,148
15,110	@	Time Warner, Inc.	265,180
500		Tribune Co.	19,935
5,320		Viacom, Inc.	185,296
6,730		Walt Disney Co.	193,353

			1,030,829

		Mining: 0.1%
380		Phelps Dodge Corp.	38,657

			38,657

		Miscellaneous Manufacturing: 4.5%
3,390		3M Co.	290,489
310		Cooper Industries Ltd.	22,171
980		Danaher Corp.	52,342
680		Dover Corp.	25,697
1,210		Eastman Kodak Co.	39,386
510		Eaton Corp.	33,354
34,580		General Electric Co.	1,246,954
2,590		Honeywell Intl., Inc.	96,374
960		Illinois Tool Works, Inc.	85,949
610	@@	Ingersoll-Rand Co. Ltd.	48,587
300		ITT Industries, Inc.	27,072
150		Pall Corp.	4,068
640		Textron, Inc.	47,757
6,250	@@	Tyco Intl., Ltd.	211,250

			2,231,450

		Office/Business Equipment: 0.2%
780		Pitney Bowes, Inc.	35,194
3,050	@	Xerox Corp.	46,207

			81,401

		Oil and Gas: 6.7%
390		Amerada Hess Corp.	37,522
880		Anadarko Petroleum Corp.	66,968
1,040		Apache Corp.	63,679
1,950		Burlington Resources, Inc.	97,637
9,570		ChevronTexaco Corp.	558,026
1,940		ConocoPhillips	209,210
1,860		Devon Energy Corp.	88,815
800		EOG Resources, Inc.	38,992
29,040		Exxon Mobil Corp.	1,730,783
440		Kerr-McGee Corp.	34,465
1,080		Marathon Oil Corp.	50,674
110		Noble Corp.	6,183
1,500		Occidental Petroleum Corp.	106,755

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.7% (continued)
400		Sunoco, Inc.	$41,408
1,050	@	Transocean, Inc.	54,033
990		Unocal Corp.	61,073
1,330		Valero Energy Corp.	97,449

			3,343,672

		Oil and Gas Services: 0.3%
940		Baker Hughes, Inc.	41,821
80		BJ Services Co.	4,150
1,350		Halliburton Co.	58,388
450	@	National-Oilwell, Inc.	21,015

			125,374

		Packaging and Containers: 0.1%
480		Ball Corp.	19,910
480		Bemis Co.	14,938
600	@	Pactiv Corp.	14,010
310	@	Sealed Air Corp.	16,101

			64,959

		Pharmaceuticals: 4.1%
4,910		Abbott Laboratories	228,904
480		Allergan, Inc.	33,346
510		AmerisourceBergen Corp.	29,218
6,330		Bristol-Myers Squibb Co.	161,162
2,360		Cardinal Health, Inc.	131,688
2,540	@	Caremark Rx, Inc.	101,041
780		Eli Lilly & Co.	40,638
260	@	Express Scripts, Inc.	22,669
1,300	@	Forest Laboratories, Inc.	48,035
1,290	@	Gilead Sciences, Inc.	46,182
710	@	Hospira, Inc.	22,912
340	@	King Pharmaceuticals, Inc.	2,825
810	@	Medco Health Solutions, Inc.	40,152
6,910		Merck & Co., Inc.	223,677
24,130		Pfizer, Inc.	633,895
4,800		Schering-Plough Corp.	87,120
4,090		Wyeth	172,516

			2,025,980

		Pipelines: 0.1%
2,100		El Paso Corp.	22,218
200		Kinder Morgan, Inc.	15,140
1,740		Williams Cos., Inc.	32,729

			70,087

		Real Estate Investment Trusts: 0.3%
350		Apartment Investment & Management Co.	13,020
700		Archstone-Smith Trust	23,877
1,200		Equity Office Properties Trust	36,156
950		Equity Residential	30,600
810		Simon Property Group, Inc.	49,069

			152,722

		Retail: 5.1%
1,000	@	Autonation, Inc.	18,940
1,050	@	Bed Bath & Beyond, Inc.	38,367
1,890		Best Buy Co., Inc.	102,079
980		Circuit City Stores, Inc.	15,729
1,540		Costco Wholesale Corp.	68,037

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 5.1% (continued)
1,250		CVS Corp.	$65,775
490		Darden Restaurants, Inc.	15,033
600		Family Dollar Stores, Inc.	18,216
640		Federated Department Stores, Inc.	40,730
4,090		Gap, Inc.	89,326
6,980		Home Depot, Inc.	266,914
1,710		J.C. Penney Co., Inc. Holding Co.	88,783
1,610		Limited Brands, Inc.	39,123
2,420		Lowe’s Cos., Inc.	138,158
950		May Department Stores Co.	35,169
5,380		McDonald’s Corp.	167,533
500		Nordstrom, Inc.	27,690
1,090	@	Office Depot, Inc.	24,176
500		RadioShack Corp.	12,250
300	@	Sears Holdings Corp.	39,951
2,670		Staples, Inc.	83,918
1,390	@	Starbucks Corp.	71,807
2,730		Target Corp.	136,555
1,590		TJX Cos., Inc.	39,162
1,160	@	Toys R US, Inc.	29,882
11,030		Wal-Mart Stores, Inc.	552,712
5,480		Walgreen Co.	243,422
440		Wendy’s Intl., Inc.	17,178
1,090		Yum! Brands, Inc.	56,473

			2,543,088

		Savings and Loans: 0.3%
1,000		Golden West Financial Corp.	60,500
2,770		Washington Mutual, Inc.	109,415

			169,915

		Semiconductors: 2.2%
1,490	@	Altera Corp.	29,472
1,230		Analog Devices, Inc.	44,452
5,310	@	Applied Materials, Inc.	86,288
950	@	Broadcom Corp.	28,424
279	@	Freescale Semiconductor, Inc.	4,813
27,420		Intel Corp.	636,966
150	@	KLA-Tencor Corp.	6,902
1,130		Linear Technology Corp.	43,290
500		Maxim Integrated Products, Inc.	20,435
1,450		National Semiconductor Corp.	29,885
450	@	Novellus Systems, Inc.	12,029
550	@	Nvidia Corp.	13,068
400	@	QLogic Corp.	16,200
5,500		Texas Instruments, Inc.	140,194

			1,112,418

		Software: 3.5%
1,090		Adobe Systems, Inc.	73,215
920		Autodesk, Inc.	27,379
2,110		Automatic Data Processing, Inc.	94,845
1,130	@	BMC Software, Inc.	16,950
580	@	Citrix Systems, Inc.	13,816
1,890		Computer Associates Intl., Inc.	51,219
1,880	@	Compuware Corp.	13,536
1,080	@	Electronic Arts, Inc.	55,922

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.5% (continued)
3,550		First Data Corp.	$139,551
790	@	Fiserv, Inc.	31,442
800		IMS Health, Inc.	19,512
610	@	Intuit, Inc.	26,700
300	@	Mercury Interactive Corp.	14,214
33,010		Microsoft Corp.	797,852
1,840	@	Novell, Inc.	10,966
24,940	@	Oracle Corp.	311,251
1,580	@	Siebel Systems, Inc.	14,425
1,440	@	Veritas Software Corp.	33,437

			1,746,232

		Telecommunications: 3.7%
1,260		Alltel Corp.	69,111
3,250		AT&T Corp.	60,938
1,530	@	Avaya, Inc.	17,870
7,440		BellSouth Corp.	195,598
460		CenturyTel, Inc.	15,106
21,100	@	Cisco Systems, Inc.	377,479
1,350		Citizens Communications Co.	17,469
610	@	Comverse Technology, Inc.	15,384
1,740	@	Corning, Inc.	19,366
10,800		Motorola, Inc.	161,676
4,550	@	Nextel Communications, Inc.	129,311
5,120		QUALCOMM, Inc.	187,648
13,400		SBC Communications, Inc.	317,446
890		Scientific-Atlanta, Inc.	25,116
6,000		Sprint Corp.	136,500
1,730	@	Tellabs, Inc.	12,629
2,250		Verizon Communications, Inc.	79,875

			1,838,522

		Textiles: 0.0%
540		Cintas Corp.	22,307

			22,307

		Toys/Games/Hobbies: 0.1%
850		Hasbro, Inc.	17,383
1,490		Mattel, Inc.	31,811

			49,194

		Transportation: 1.3%
1,210		Burlington Northern Santa Fe Corp.	65,255
780		CSX Corp.	32,487
1,460		FedEx Corp.	137,167
1,640		Norfolk Southern Corp.	60,762
240		Ryder System, Inc.	10,008
950		Union Pacific Corp.	66,215
3,670		United Parcel Service, Inc.	266,956

			638,850

		Total Common Stock
		(Cost $35,601,938)	36,799,772

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 5	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.6%
		Federal National Mortgage Association: 8.6%
$5,836,000		5.380%, due 11/15/11		$4,285,597

				4,285,597

		Other Agency Obligations: 5.1%
3,470,000		FICO STRIP, 5.270%, due 10/06/11		2,573,748

				2,573,748

		Total U.S. Government Agency Obligations
		(Cost $7,013,936)		6,859,345

U.S. TREASURY OBLIGATIONS: 17.3%
		U.S. Treasury STRIP: 12.2%
7,990,000		4.340%, due 08/15/11		6,077,506

		Total U.S. Treasury Obligations
		(Cost $6,059,663)		6,077,506

		Total Long-Term Investments
		(Cost $48,675,537)		49,736,623

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
363,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $363,029 to be received upon repurchase (Collateralized by $380,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $375,880, due 11/15/07)		363,000

		Total Short-Term Investments
		(Cost $363,000)		363,000

		Total Investments In Securities
		(Cost $49,038,537)*	100.1%	$50,099,623
		Other Assets and Liabilities—Net	(0.1)	(54,814)

		Net Assets	100.0%	$50,044,809

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $49,556,357.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,685,593
		Gross Unrealized Depreciation		(1,142,327)

		Net Unrealized Appreciation		$543,266

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 64.6%
		Advertising: 0.1%
3,908	@	Interpublic Group of Cos., Inc.	$47,990
1,686		Omnicom Group, Inc.	149,245

			197,235

		Aerospace/Defense: 1.3%
6,529		Boeing Co.	381,685
1,770		General Dynamics Corp.	189,479
882		Goodrich Corp.	33,772
949		L-3 Communications Holdings, Inc.	67,398
5,165		Lockheed Martin Corp.	315,375
3,403		Northrop Grumman Corp.	183,694
4,028		Raytheon Co.	155,884
1,720		Rockwell Collins, Inc.	81,855
4,005		United Technologies Corp.	407,147

			1,816,289

		Agriculture: 1.2%
16,250		Altria Group, Inc.	1,062,587
9,653		Archer-Daniels-Midland Co.	237,270
3,279		Monsanto Co.	211,496
1,318		Reynolds American, Inc.	106,218
1,474		UST, Inc.	76,206

			1,693,777

		Apparel: 0.4%
2,709	@	Coach, Inc.	153,411
1,250		Jones Apparel Group, Inc.	41,863
1,127		Liz Claiborne, Inc.	45,227
2,464		Nike, Inc.	205,275
514		Reebok Intl., Ltd.	22,770
1,563		VF Corp.	92,436

			560,982

		Auto Manufacturers: 0.2%
19,561		Ford Motor Co.	221,626
1,529		PACCAR, Inc.	110,684

			332,310

		Auto Parts and Equipment: 0.1%
1,954	@	Goodyear Tire & Rubber Co.	26,086
1,897		Johnson Controls, Inc.	105,777

			131,863

		Banks: 4.2%
3,279		AmSouth Bancorporation	85,090
42,981		Bank of America Corp.	1,895,463
5,025		BB&T Corp.	196,377
1,991		Comerica, Inc.	109,664
1,050		Compass Bancshares, Inc.	47,670
900		Fifth Third Bancorp	38,682
926		First Horizon National Corp.	37,772
401		Huntington Bancshares, Inc.	9,584
5,104		KeyCorp	165,625
949		M & T Bank Corp.	96,855
2,099		Marshall & Ilsley Corp.	87,633
3,605		Mellon Financial Corp.	102,887
4,662		National City Corp.	156,177
4,081		North Fork Bancorp, Inc.	113,207

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.2% (continued)
2,151		Northern Trust Corp.	$93,439
2,455		PNC Financial Services Group, Inc.	126,383
528		State Street Corp.	23,084
2,671		SunTrust Banks, Inc.	192,499
2,887		Synovus Financial Corp.	80,432
6,878		The Bank of New York Co., Inc.	199,806
14,559		U.S. Bancorp	419,590
16,798		Wachovia Corp.	855,186
13,317		Wells Fargo & Co.	796,357
908		Zions Bancorporation	62,670

			5,992,132

		Beverages: 1.6%
6,085		Anheuser-Busch Cos., Inc.	288,368
1,198		Brown-Forman Corp.	65,591
24,033		Coca-Cola Co.	1,001,455
4,254		Coca-Cola Enterprises, Inc.	87,292
729		Molson Coors Brewing Co.	56,257
1,987		Pepsi Bottling Group, Inc.	55,338
13,167		PepsiCo, Inc.	698,246

			2,252,547

		Biotechnology: 0.5%
9,838	@	Amgen, Inc.	572,670
2,192	@	Genzyme Corp.	125,470
279	@	Millipore Corp.	12,109

			710,249

		Building Materials: 0.2%
1,965		American Standard Cos., Inc.	91,333
3,963		Masco Corp.	137,397
782		Vulcan Materials Co.	44,441

			273,171

		Chemicals: 1.2%
2,042		Air Products & Chemicals, Inc.	129,238
659		Ashland, Inc.	44,463
10,192		Dow Chemical Co.	508,070
7,917		E.I. du Pont de Nemours & Co.	405,666
1,005		Eastman Chemical Co.	59,295
870		Ecolab, Inc.	28,754
384		Engelhard Corp.	11,532
726	@	Hercules, Inc.	10,520
815		International Flavors & Fragrances, Inc.	32,193
2,313		PPG Industries, Inc.	165,426
2,537		Praxair, Inc.	121,421
2,286		Rohm & Haas Co.	109,728
1,683		Sherwin-Williams Co.	74,035
746		Sigma-Aldrich Corp.	45,693

			1,746,034

		Commercial Services: 0.6%
270	@	Apollo Group, Inc.	19,996
8,709		Cendant Corp.	178,884
1,783		Equifax, Inc.	54,720
1,895		H&R Block, Inc.	95,849
4,504		McKesson Corp.	170,026
1,228		Moody’s Corp.	99,296
3,026		Paychex, Inc.	99,313

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Commercial Services: 0.6% (continued)
2,009		R.R. Donnelley & Sons Co.	$63,525
1,794		Robert Half Intl., Inc.	48,366

			829,975

		Computers: 3.5%
11,626	@	Apple Computer, Inc.	484,455
1,786	@	Computer Sciences Corp.	81,888
32,823	@	Dell, Inc.	1,261,060
5,093		Electronic Data Systems Corp.	105,272
27,973	@	EMC Corp.	344,627
22,753		Hewlett-Packard Co.	499,201
17,320		International Business Machines Corp.	1,582,702
1,227	@	Lexmark Intl., Inc.	98,123
1,828	@	NCR Corp.	61,677
5,682	@	Network Appliance, Inc.	157,164
52,031	@	Sun Microsystems, Inc.	210,205
2,677	@	Sungard Data Systems, Inc.	92,357
2,981	@	Unisys Corp.	21,046

			4,999,777

		Cosmetics/Personal Care: 1.8%
926		Alberto-Culver Co.	44,318
4,075		Avon Products, Inc.	174,981
4,788		Colgate-Palmolive Co.	249,790
7,802		Gillette Co.	393,845
3,804		Kimberly-Clark Corp.	250,037
26,787		Procter & Gamble Co.	1,419,711

			2,532,682

		Distribution/Wholesale: 0.1%
2,072		Genuine Parts Co.	90,112
1,005		W.W. Grainger, Inc.	62,581

			152,693

		Diversified Financial Services: 4.3%
9,228		American Express Co.	474,042
1,556		Bear Stearns Cos., Inc.	155,444
2,081		Capital One Financial Corp.	155,596
2,000		Charles Schwab Corp.	21,020
2,326		CIT Group, Inc.	88,388
41,075		Citigroup, Inc.	1,845,912
7,080		Countrywide Financial Corp.	229,817
3,551	@	E*TRADE Financial Corp.	42,612
7,598		Fannie Mae	413,711
1,040		Federated Investors, Inc.	29,442
1,556		Franklin Resources, Inc.	106,819
5,736		Freddie Mac	362,515
3,516		Goldman Sachs Group, Inc.	386,725
3,067		Lehman Brothers Holdings, Inc.	288,789
10,799		MBNA Corp.	265,115
7,302		Merrill Lynch & Co., Inc.	413,293
8,765		Morgan Stanley	501,796
3,316	@	Providian Financial Corp.	56,903
3,968		SLM Corp.	197,765
1,091		T. Rowe Price Group, Inc.	64,784

			6,100,488

		Electric: 1.9%
5,126	@	AES Corp.	83,964
1,050	@	Allegheny Energy, Inc.	21,693

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.9% (continued)
1,752		Ameren Corp.	$85,866
3,215		American Electric Power Co., Inc.	109,503
2,650		CenterPoint Energy, Inc.	31,880
1,669		Cinergy Corp.	67,628
2,050	@	CMS Energy Corp.	26,732
2,066		Consolidated Edison, Inc.	87,144
1,405		Constellation Energy Group, Inc.	72,639
2,900		Dominion Resources, Inc.	215,847
1,573		DTE Energy Co.	71,540
11,185		Duke Energy Corp.	313,291
2,650		Edison Intl.	92,008
2,036		Entergy Corp.	143,864
5,879		Exelon Corp.	269,787
2,942		FirstEnergy Corp.	123,417
2,948		FPL Group, Inc.	118,362
2,600		NiSource, Inc.	59,254
3,842		PG&E Corp.	131,012
1,572		PPL Corp.	84,872
450		Progress Energy, Inc.	18,878
398		Public Service Enterprise Group, Inc.	21,647
6,207		Southern Co.	197,569
1,675		TECO Energy, Inc.	26,264
2,846		TXU Corp.	226,627
719		Xcel Energy, Inc.	12,352

			2,713,640

		Electrical Components and Equipment: 0.2%
3,541		Emerson Electric Co.	229,917

			229,917

		Electronics: 0.3%
4,416	@	Agilent Technologies, Inc.	98,035
1,921		Applera Corp. — Applied Biosystems Group	37,921
182	@	Fisher Scientific Intl., Inc.	10,359
1,987	@	Jabil Circuit, Inc.	56,669
166		Parker Hannifin Corp.	10,113
1,521		PerkinElmer, Inc.	31,378
9,150	@	Solectron Corp.	31,751
726		Tektronix, Inc.	17,809
2,197	@	Thermo Electron Corp.	55,562
1,182	@	Waters Corp.	42,304

			391,901

		Engineering and Construction: 0.0%
282		Fluor Corp.	15,631

			15,631

		Environmental Control: 0.1%
5,359		Waste Management, Inc.	154,607

			154,607

		Food: 0.9%
664		Albertson’s, Inc.	13,712
3,741		Campbell Soup Co.	108,564
4,265		ConAgra Foods, Inc.	115,240
3,476		General Mills, Inc.	170,845
3,148		H.J. Heinz Co.	115,972
2,233		Hershey Foods Corp.	135,007

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.9% (continued)
2,772		Kellogg Co.	$119,944
6,492	@	Kroger Co.	104,067
1,005		McCormick & Co., Inc.	34,602
3,540	@	Safeway, Inc.	65,596
7,542		Sara Lee Corp.	167,131
2,110		SUPERVALU, Inc.	70,369
1,944		Wm. Wrigley Jr. Co.	127,468

			1,348,517

		Forest Products and Paper: 0.4%
390		Georgia-Pacific Corp.	13,841
4,860		International Paper Co.	178,799
877		Louisiana-Pacific Corp.	22,048
2,551		MeadWestvaco Corp.	81,173
1,563		Plum Creek Timber Co., Inc.	55,799
502		Temple-Inland, Inc.	36,420
2,265		Weyerhaeuser Co.	155,153

			543,233

		Gas: 0.1%
1,611		KeySpan Corp.	62,781
502		Nicor, Inc.	18,619
2,540		Sempra Energy	101,193

			182,593

		Hand/Machine Tools: 0.1%
1,206		Black & Decker Corp.	95,262
659		Snap-On, Inc.	20,950
748		Stanley Works	33,862

			150,074

		Healthcare-Products: 2.4%
525		Bausch & Lomb, Inc.	38,483
963		Baxter Intl., Inc.	32,723
3,454		Becton Dickinson & Co.	201,783
2,427		Biomet, Inc.	88,100
5,964	@	Boston Scientific Corp.	174,686
1,095		C.R. Bard, Inc.	74,548
2,825		Guidant Corp.	208,767
26,269		Johnson & Johnson	1,764,225
9,486		Medtronic, Inc.	483,311
3,303	@	St. Jude Medical, Inc.	118,908
700		Stryker Corp.	31,227
2,281	@	Zimmer Holdings, Inc.	177,485

			3,394,246

		Healthcare-Services: 1.3%
3,932		Aetna, Inc.	294,703
2,436	@	Humana, Inc.	77,806
1,294	@	Laboratory Corp. of America Holdings	62,371
625		Manor Care, Inc.	22,725
952		Quest Diagnostics, Inc.	100,084
8,565		UnitedHealth Group, Inc.	816,929
4,059	@	WellPoint, Inc.	508,796

			1,883,414

		Home Furnishings: 0.1%
1,752		Leggett & Platt, Inc.	50,598
436		Whirlpool Corp.	29,530

			80,128

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Household Products/Wares: 0.2%
1,082		Avery Dennison Corp.	$67,008
1,606		Clorox Co.	101,162
1,228		Fortune Brands, Inc.	99,014

			267,184

		Housewares: 0.0%
2,345		Newell Rubbermaid, Inc.	51,449

			51,449

		Insurance: 3.3%
2,789	@@	ACE Ltd.	115,102
4,656		AFLAC, Inc.	173,483
5,324		Allstate Corp.	287,815
1,015		AMBAC Financial Group, Inc.	75,871
24,513		American Intl. Group, Inc.	1,358,266
2,900		AON Corp.	66,236
2,662		Chubb Corp.	211,017
1,753		CIGNA Corp.	156,543
1,695		Cincinnati Financial Corp.	73,919
2,662		Hartford Financial Services Group, Inc.	182,507
1,220		Jefferson-Pilot Corp.	59,841
2,244		Lincoln National Corp.	101,294
2,147		Loews Corp.	157,890
1,333		MBIA, Inc.	69,689
9,782		MetLife, Inc.	382,476
833		MGIC Investment Corp.	51,371
2,836		Principal Financial Group	109,158
2,373		Progressive Corp.	217,746
6,983		Prudential Financial, Inc.	400,824
1,409		Safeco Corp.	68,632
6,157		St. Paul Travelers Cos., Inc.	226,147
759		Torchmark Corp.	39,620
2,122		UnumProvident Corp.	36,116
1,650	@@	XL Capital Ltd.	119,411

			4,740,974

		Internet: 0.6%
9,584	@	eBay, Inc.	357,100
9,747	@	Symantec Corp.	207,904
10,226	@	Yahoo!, Inc.	346,661

			911,665

		Iron/Steel: 0.1%
1,577		Nucor Corp.	90,772
1,533		United States Steel Corp.	77,953

			168,725

		Leisure Time: 0.3%
826		Brunswick Corp.	38,698
4,144		Carnival Corp.	214,701
2,736		Harley-Davidson, Inc.	158,031
1,451		Sabre Holdings Corp.	31,748

			443,178

		Lodging: 0.3%
1,148		Harrah’s Entertainment, Inc.	74,138
3,339		Hilton Hotels Corp.	74,627
2,141		Marriott Intl., Inc.	143,147
1,865		Starwood Hotels & Resorts Worldwide, Inc.	$111,956

			403,868

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.2%
614		Cummins, Inc.	$43,195
438		Deere & Co.	29,403
2,758		Rockwell Automation, Inc.	156,213

			228,811

		Media: 1.8%
17,486	@	Comcast Corp.	590,677
466		Gannett Co., Inc.	36,851
1,675		McGraw-Hill Cos., Inc.	146,144
414		Meredith Corp.	19,355
926		New York Times Co.	33,873
4,750		News Corp.	80,370
36,348	@	Time Warner, Inc.	637,907
1,061		Tribune Co.	42,302
13,481		Viacom, Inc.	469,543
16,194		Walt Disney Co.	465,254

			2,522,276

		Mining: 0.1%
895		Phelps Dodge Corp.	91,048

			91,048

		Miscellaneous Manufacturing: 3.9%
8,200		3M Co.	702,658
603		Cooper Industries Ltd.	43,127
2,152		Danaher Corp.	114,938
1,407		Dover Corp.	53,171
3,283		Eastman Kodak Co.	106,862
1,318		Eaton Corp.	86,197
83,293		General Electric Co.	3,003,545
7,626		Honeywell Intl., Inc.	283,763
2,141		Illinois Tool Works, Inc.	191,684
1,491	@@	Ingersoll-Rand Co. Ltd.	118,758
892		ITT Industries, Inc.	80,494
1,351		Pall Corp.	36,639
1,564		Textron, Inc.	116,706
15,815	@@	Tyco Intl., Ltd.	534,547

			5,473,089

		Office/Business Equipment: 0.2%
2,021		Pitney Bowes, Inc.	91,188
8,527	@	Xerox Corp.	129,184

			220,372

		Oil and Gas: 5.9%
854		Amerada Hess Corp.	82,163
2,131		Anadarko Petroleum Corp.	162,169
2,186		Apache Corp.	133,849
4,907		Burlington Resources, Inc.	245,693
23,920		ChevronTexaco Corp.	1,394,775
4,633		ConocoPhillips	499,623
4,630		Devon Energy Corp.	221,083
2,042		EOG Resources, Inc.	99,527
72,655		Exxon Mobil Corp.	4,330,237
1,377		Kerr-McGee Corp.	107,860
3,547		Marathon Oil Corp.	166,425

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 5.9% (continued)
228		Noble Corp.	$12,816
4,022		Occidental Petroleum Corp.	286,246
1,005		Sunoco, Inc.	104,038
2,736	@	Transocean, Inc.	140,795
2,777		Unocal Corp.	171,313
3,093		Valero Energy Corp.	226,624

			8,385,236

		Oil and Gas Services: 0.3%
3,014		Baker Hughes, Inc.	134,093
229		BJ Services Co.	11,881
4,032		Halliburton Co.	174,383
1,250	@	National-Oilwell, Inc.	58,375

			378,732

		Packaging and Containers: 0.1%
1,576		Ball Corp.	65,373
1,152		Bemis Co.	35,850
1,507	@	Pactiv Corp.	35,188
536	@	Sealed Air Corp.	27,840

			164,251

		Pharmaceuticals: 3.5%
12,257		Abbott Laboratories	571,421
1,083		Allergan, Inc.	75,236
1,173		AmerisourceBergen Corp.	67,201
15,352		Bristol-Myers Squibb Co.	390,862
5,773		Cardinal Health, Inc.	322,133
6,472	@	Caremark Rx, Inc.	257,456
1,958		Eli Lilly & Co.	102,012
525	@	Express Scripts, Inc.	45,775
3,343	@	Forest Laboratories, Inc.	123,524
3,741	@	Gilead Sciences, Inc.	133,928
1,599	@	Hospira, Inc.	51,600
1,619	@	King Pharmaceuticals, Inc.	13,454
2,628	@	Medco Health Solutions, Inc.	130,270
17,331		Merck & Co., Inc.	561,004
58,595		Pfizer, Inc.	1,539,291
11,550		Schering-Plough Corp.	209,633
10,474		Wyeth	441,793

			5,036,593

		Pipelines: 0.1%
4,410		El Paso Corp.	46,658
846		Kinder Morgan, Inc.	64,042
4,768		Williams Cos., Inc.	89,686

			200,386

		Real Estate Investment Trusts: 0.3%
782		Apartment Investment & Management Co.	29,090
1,950		Archstone-Smith Trust	66,515
3,590		Equity Office Properties Trust	108,167
2,350		Equity Residential	75,694
2,032		Simon Property Group, Inc.	123,098

			402,564

		Retail: 4.6%
2,450	@	Autonation, Inc.	46,403
300	@	Autozone, Inc.	25,710
2,668	@	Bed Bath & Beyond, Inc.	97,489

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.6% (continued)
4,037		Best Buy Co., Inc.	$218,038
2,178		Circuit City Stores, Inc.	34,957
4,174		Costco Wholesale Corp.	184,407
3,793		CVS Corp.	199,588
1,697		Darden Restaurants, Inc.	52,064
800		Dillard’s, Inc.	21,520
1,450		Family Dollar Stores, Inc.	44,022
1,396		Federated Department Stores, Inc.	88,841
11,123		Gap, Inc.	242,926
17,351		Home Depot, Inc.	663,502
4,514		J.C. Penney Co., Inc. Holding Co.	234,367
3,307		Limited Brands, Inc.	80,360
6,123		Lowe’s Cos., Inc.	349,562
2,597		May Department Stores Co.	96,141
13,595		McDonald’s Corp.	423,348
1,451		Nordstrom, Inc.	80,356
2,479	@	Office Depot, Inc.	54,984
1,441		RadioShack Corp.	35,305
850	@	Sears Holdings Corp.	113,195
7,608		Staples, Inc.	239,119
3,552	@	Starbucks Corp.	183,496
7,094		Target Corp.	354,842
4,488		TJX Cos., Inc.	110,539
2,363	@	Toys R US, Inc.	60,871
26,640		Wal-Mart Stores, Inc.	1,334,931
13,639		Walgreen Co.	605,844
1,340		Wendy’s Intl., Inc.	52,314
2,546		Yum! Brands, Inc.	131,908

			6,460,949

		Savings and Loans: 0.3%
2,748		Golden West Financial Corp.	166,254
7,182		Washington Mutual, Inc.	283,689

			449,943

		Semiconductors: 1.9%
2,892	@	Altera Corp.	57,204
3,462		Analog Devices, Inc.	125,117
14,085	@	Applied Materials, Inc.	228,881
2,550	@	Broadcom Corp.	76,296
706	@	Freescale Semiconductor, Inc.	12,179
66,034		Intel Corp.	1,533,969
362	@	KLA-Tencor Corp.	16,656
2,546		Linear Technology Corp.	97,537
882		Maxim Integrated Products, Inc.	36,047
3,551		National Semiconductor Corp.	73,186
1,250	@	Novellus Systems, Inc.	33,413
1,450	@	Nvidia Corp.	34,452
726	@	QLogic Corp.	29,403
13,536		Texas Instruments, Inc.	345,032

			2,699,372

		Software: 3.0%
3,248		Adobe Systems, Inc.	218,168
2,072		Autodesk, Inc.	61,663
4,601		Automatic Data Processing, Inc.	206,815
2,745	@	BMC Software, Inc.	41,175

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.0% (continued)
1,273	@	Citrix Systems, Inc.	$30,323
5,461		Computer Associates Intl., Inc.	147,993
4,209	@	Compuware Corp.	30,305
2,671	@	Electronic Arts, Inc.	138,304
8,487		First Data Corp.	333,624
1,851	@	Fiserv, Inc.	73,670
2,411		IMS Health, Inc.	58,804
1,656	@	Intuit, Inc.	72,483
800	@	Mercury Interactive Corp.	37,904
79,484		Microsoft Corp.	1,921,129
2,066	@	Novell, Inc.	12,313
59,975	@	Oracle Corp.	748,488
3,050	@	Parametric Technology Corp.	17,050
6,431	@	Siebel Systems, Inc.	58,715
3,820	@	Veritas Software Corp.	88,700

			4,297,626

		Telecommunications: 3.2%
3,405		Alltel Corp.	186,764
8,784		AT&T Corp.	164,700
4,264	@	Avaya, Inc.	49,804
17,929		BellSouth Corp.	471,353
848		CenturyTel, Inc.	27,848
50,805	@	Cisco Systems, Inc.	908,902
3,700		Citizens Communications Co.	47,878
1,697	@	Comverse Technology, Inc.	42,798
4,760	@	Corning, Inc.	52,979
25,983		Motorola, Inc.	388,966
11,022	@	Nextel Communications, Inc.	313,245
12,954		QUALCOMM, Inc.	474,764
32,355		SBC Communications, Inc.	766,490
2,188		Scientific-Atlanta, Inc.	61,745
14,470		Sprint Corp.	329,193
2,501	@	Tellabs, Inc.	18,257
6,073		Verizon Communications, Inc.	215,592

			4,521,278

		Textiles: 0.1%
1,689		Cintas Corp.	69,773

			69,773

		Toys/Games/Hobbies: 0.1%
1,496		Hasbro, Inc.	30,593
3,880		Mattel, Inc.	82,838

			113,431

		Transportation: 1.1%
3,587		Burlington Northern Santa Fe Corp.	193,447
2,592		CSX Corp.	107,957
3,566		FedEx Corp.	335,026
3,664		Norfolk Southern Corp.	135,751
558		Ryder System, Inc.	23,269
2,100		Union Pacific Corp.	146,370
8,804		United Parcel Service, Inc.	640,402

			1,582,222

		Total Common Stock
		(Cost $91,859,834)	91,695,100

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 6	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 18.3%
		Federal National Mortgage Association: 12.1%
$23,452,000		5.380%, due 11/15/11		$17,221,695

				17,221,695

		Federal Home Loan Mortgage Corporation: 5.1%
3,205,000		5.440%, due 01/15/12		2,329,644
4,032,000		5.450%, due 01/15/12		2,932,353
2,840,000		5.470%, due 02/12/12		2,056,575

				7,318,572

		Other Agency Obligations: 1.1%
2,135,000		FICO STRIP, 5.320%, due 12/06/11		1,569,193

				1,569,193

		Total U.S. Government Agency Obligations
		(Cost $26,826,657)		26,109,460

U.S. TREASURY OBLIGATIONS: 16.3%
		U.S. Treasury Strip: 16.3%
20,120,000		4.370%, due 11/15/11		15,111,246
10,840,000		4.410%, due 02/15/12		8,032,299

		Total U.S. Treasury Obligations
		(Cost $23,443,888)		23,143,545

		Total Long-Term Investments
		(Cost $142,130,379)		140,948,105

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
566,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $566,045 to be received upon repurchase (Collateralized by $585,000 Federal National Mortgage Association, 3.550%, Market Value plus accrued interest $582,114, due 02/16/07)		566,000

		Total Short-Term Investments
		(Cost $566,000)		566,000

		Total Investments In Securities
		(Cost $142,696,379)*	99.6%	$141,514,105
		Other Assets and Liabilities—Net	0.4	503,974

		Net Assets	100.0%	$142,018,079

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $143,352,057.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,729,926
		Gross Unrealized Depreciation		(4,567,878)

		Net Unrealized Depreciation		$(1,837,952)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 67.2%
		Advertising: 0.1%
2,780	@	Interpublic Group of Cos., Inc.	$34,138
1,210		Omnicom Group, Inc.	107,110

			141,248

		Aerospace/Defense: 1.3%
5,350		Boeing Co.	312,761
1,550		General Dynamics Corp.	165,928
660		Goodrich Corp.	25,271
660		L-3 Communications Holdings, Inc.	46,873
3,790		Lockheed Martin Corp.	231,417
2,560		Northrop Grumman Corp.	138,189
2,940		Raytheon Co.	113,778
1,210		Rockwell Collins, Inc.	57,584
3,450		United Technologies Corp.	350,727

			1,442,528

		Agriculture: 1.2%
13,400		Altria Group, Inc.	876,226
6,910		Archer-Daniels-Midland Co.	169,848
2,330		Monsanto Co.	150,285
1,100		Reynolds American, Inc.	88,649
1,050		UST, Inc.	54,285

			1,339,293

		Apparel: 0.4%
2,320	@	Coach, Inc.	131,382
770		Jones Apparel Group, Inc.	25,787
770		Liz Claiborne, Inc.	30,900
2,230		Nike, Inc.	185,782
440		Reebok Intl., Ltd.	19,492
1,130		VF Corp.	66,828

			460,171

		Auto Manufacturers: 0.2%
16,160		Ford Motor Co.	183,092
1,150		PACCAR, Inc.	83,249

			266,341

		Auto Parts and Equipment: 0.1%
1,550		Johnson Controls, Inc.	86,428

			86,428

		Banks: 4.4%
2,100		AmSouth Bancorporation	54,495
35,490		Bank of America Corp.	1,565,108
3,120		BB&T Corp.	121,930
1,330		Comerica, Inc.	73,256
770		Compass Bancshares, Inc.	34,958
650		Fifth Third Bancorp	27,937
990		First Horizon National Corp.	40,382
310		Huntington Bancshares, Inc.	7,409
3,790		KeyCorp	122,986
660		M & T Bank Corp.	67,360
1,550		Marshall & Ilsley Corp.	64,713
2,670		Mellon Financial Corp.	76,202
4,240		National City Corp.	142,040
2,790		North Fork Bancorp, Inc.	77,395
1,660		Northern Trust Corp.	72,110

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 4.4% (continued)
1,880		PNC Financial Services Group, Inc.	$96,782
410		State Street Corp.	17,925
2,230		SunTrust Banks, Inc.	160,716
2,210		Synovus Financial Corp.	61,571
4,900		The Bank of New York Co., Inc.	142,345
12,480		U.S. Bancorp	359,674
13,850		Wachovia Corp.	705,103
10,820		Wells Fargo & Co.	647,036
660		Zions Bancorporation	45,553

			4,784,986

		Beverages: 1.7%
5,130		Anheuser-Busch Cos., Inc.	243,111
990		Brown-Forman Corp.	54,203
19,810		Coca-Cola Co.	825,483
2,670		Coca-Cola Enterprises, Inc.	54,788
440		Molson Coors Brewing Co.	33,955
2,100		Pepsi Bottling Group, Inc.	58,485
10,480		PepsiCo, Inc.	555,754

			1,825,779

		Biotechnology: 0.5%
8,020	@	Amgen, Inc.	466,845
1,610	@	Genzyme Corp.	92,156

			559,001

		Building Materials: 0.2%
2,100		American Standard Cos., Inc.	97,608
2,920		Masco Corp.	101,236
660		Vulcan Materials Co.	37,508

			236,352

		Chemicals: 1.3%
1,550		Air Products & Chemicals, Inc.	98,100
660		Ashland, Inc.	44,530
8,390		Dow Chemical Co.	418,241
6,580		E.I. du Pont de Nemours & Co.	337,159
770		Eastman Chemical Co.	45,430
770		Ecolab, Inc.	25,449
660		Engelhard Corp.	19,820
770		International Flavors & Fragrances, Inc.	30,415
1,920		PPG Industries, Inc.	137,318
1,990		Praxair, Inc.	95,241
1,550		Rohm & Haas Co.	74,400
820		Sherwin-Williams Co.	36,072
550		Sigma-Aldrich Corp.	33,688

			1,395,863

		Commercial Services: 0.6%
200	@	Apollo Group, Inc.	14,812
6,910		Cendant Corp.	141,931
1,330		Equifax, Inc.	40,818
1,550		H&R Block, Inc.	78,399
2,670		McKesson Corp.	100,793
990		Moody’s Corp.	80,051
2,340		Paychex, Inc.	76,799
1,770		R.R. Donnelley & Sons Co.	55,967
1,210		Robert Half Intl., Inc.	32,622

			622,192

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 3.7%
8,920	@	Apple Computer, Inc.	$371,696
1,550	@	Computer Sciences Corp.	71,068
26,640	@	Dell, Inc.	1,023,509
3,230		Electronic Data Systems Corp.	66,764
20,410	@	EMC Corp.	251,451
18,840		Hewlett-Packard Co.	413,350
14,270		International Business Machines Corp.	1,303,993
770	@	Lexmark Intl., Inc.	61,577
1,210	@	NCR Corp.	40,825
4,130	@	Network Appliance, Inc.	114,236
38,460	@	Sun Microsystems, Inc.	155,378
2,320	@	Sungard Data Systems, Inc.	80,040
2,450	@	Unisys Corp.	17,297

			3,971,184

		Cosmetics/Personal Care: 1.9%
660		Alberto-Culver Co.	31,588
3,010		Avon Products, Inc.	129,249
3,560		Colgate-Palmolive Co.	185,725
6,430		Gillette Co.	324,586
3,120		Kimberly-Clark Corp.	205,078
22,100		Procter & Gamble Co.	1,171,300

			2,047,526

		Distribution/Wholesale: 0.1%
1,210		Genuine Parts Co.	52,623
990		W.W. Grainger, Inc.	61,647

			114,270

		Diversified Financial Services: 4.5%
8,020		American Express Co.	411,986
1,210		Bear Stearns Cos., Inc.	120,879
1,660		Capital One Financial Corp.	124,118
1,480		Charles Schwab Corp.	15,555
1,550		CIT Group, Inc.	58,900
33,870		Citigroup, Inc.	1,522,117
5,130		Countrywide Financial Corp.	166,520
3,230	@	E*TRADE Financial Corp.	38,760
6,030		Fannie Mae	328,334
220		Federated Investors, Inc.	6,228
1,770		Franklin Resources, Inc.	121,511
4,570		Freddie Mac	288,824
2,880		Goldman Sachs Group, Inc.	316,771
2,230		Lehman Brothers Holdings, Inc.	209,977
8,370		MBNA Corp.	205,484
5,900		Merrill Lynch & Co., Inc.	333,940
6,910		Morgan Stanley	395,598
2,210	@	Providian Financial Corp.	37,924
2,560		SLM Corp.	127,590
990		T. Rowe Price Group, Inc.	58,786

			4,889,802

		Electric: 1.9%
5,680	@	AES Corp.	93,038
1,330		Ameren Corp.	65,183
2,230		American Electric Power Co., Inc.	75,954
1,880		CenterPoint Energy, Inc.	22,616

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.9% (continued)
1,220		Cinergy Corp.	$49,434
1,660		Consolidated Edison, Inc.	70,019
1,170		Constellation Energy Group, Inc.	60,489
2,320		Dominion Resources, Inc.	172,678
1,210		DTE Energy Co.	55,031
8,220		Duke Energy Corp.	230,241
2,100		Edison Intl.	72,912
1,660		Entergy Corp.	117,296
4,350		Exelon Corp.	199,622
2,320		FirstEnergy Corp.	97,324
2,460		FPL Group, Inc.	98,769
2,100		NiSource, Inc.	47,859
2,780		PG&E Corp.	94,798
1,550		PPL Corp.	83,685
320		Progress Energy, Inc.	13,424
440		Public Service Enterprise Group, Inc.	23,932
4,900		Southern Co.	155,967
1,550		TECO Energy, Inc.	24,304
2,080		TXU Corp.	165,630
520		Xcel Energy, Inc.	8,934

			2,099,139

		Electrical Components and Equipment: 0.2%
2,670		Emerson Electric Co.	173,363

			173,363

		Electronics: 0.3%
2,560	@	Agilent Technologies, Inc.	56,833
1,660		Applera Corp. — Applied Biosystems Group	32,768
110	@	Fisher Scientific Intl., Inc.	6,261
1,550	@	Jabil Circuit, Inc.	44,206
770		Parker Hannifin Corp.	46,909
770		PerkinElmer, Inc.	15,885
6,800	@	Solectron Corp.	23,596
770		Tektronix, Inc.	18,888
1,770	@	Thermo Electron Corp.	44,763
1,100	@	Waters Corp.	39,369

			329,478

		Engineering and Construction: 0.0%
110		Fluor Corp.	6,097

			6,097

		Environmental Control: 0.1%
3,230		Waste Management, Inc.	93,186

			93,186

		Food: 0.9%
550		Albertson’s, Inc.	11,358
2,670		Campbell Soup Co.	77,483
2,780		ConAgra Foods, Inc.	75,116
2,670		General Mills, Inc.	131,230
2,100		H.J. Heinz Co.	77,364
1,410		Hershey Foods Corp.	85,249
2,230		Kellogg Co.	96,492
4,730	@	Kroger Co.	75,822
1,330		McCormick & Co., Inc.	45,792
2,900	@	Safeway, Inc.	53,737
4,350		Sara Lee Corp.	96,396

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Food: 0.9% (continued)
1,100		SUPERVALU, Inc.	$36,685
1,660		Wm. Wrigley Jr. Co.	108,846

			971,570

		Forest Products and Paper: 0.4%
330		Georgia-Pacific Corp.	11,712
3,560		International Paper Co.	130,971
990		Louisiana-Pacific Corp.	24,889
1,550		MeadWestvaco Corp.	49,321
1,330		Plum Creek Timber Co., Inc.	47,481
550		Temple-Inland, Inc.	39,903
1,770		Weyerhaeuser Co.	121,245

			425,522

		Gas: 0.1%
990		KeySpan Corp.	38,580
2,320		Sempra Energy	92,429

			131,009

		Hand/Machine Tools: 0.1%
770		Black & Decker Corp.	60,822
220		Snap-On, Inc.	6,994
550		Stanley Works	24,899

			92,715

		Healthcare-Products: 2.7%
550		Bausch & Lomb, Inc.	40,315
1,660		Baxter Intl., Inc.	56,407
2,780		Becton Dickinson & Co.	162,408
1,880		Biomet, Inc.	68,244
5,570	@	Boston Scientific Corp.	163,145
660		C.R. Bard, Inc.	44,933
2,320		Guidant Corp.	171,448
24,040		Johnson & Johnson	1,614,525
8,020		Medtronic, Inc.	408,619
2,560	@	St. Jude Medical, Inc.	92,160
550		Stryker Corp.	24,536
1,550	@	Zimmer Holdings, Inc.	120,606

			2,967,346

		Healthcare-Services: 1.4%
3,240		Aetna, Inc.	242,838
1,770	@	Humana, Inc.	56,534
770	@	Laboratory Corp. of America Holdings	37,114
770		Manor Care, Inc.	27,997
770		Quest Diagnostics, Inc.	80,950
7,140		UnitedHealth Group, Inc.	681,013
3,120	@	WellPoint, Inc.	391,092

			1,517,538

		Home Furnishings: 0.1%
1,330		Leggett & Platt, Inc.	38,410
660		Whirlpool Corp.	44,702

			83,112

		Household Products/Wares: 0.2%
770		Avery Dennison Corp.	47,686
1,550		Clorox Co.	97,635
1,100		Fortune Brands, Inc.	88,693

			234,014

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Housewares: 0.0%
1,880		Newell Rubbermaid, Inc.	$41,247

			41,247

		Insurance: 3.4%
2,320	@@	ACE Ltd.	95,746
3,120		AFLAC, Inc.	116,251
4,350		Allstate Corp.	235,161
660		AMBAC Financial Group, Inc.	49,335
19,270		American Intl. Group, Inc.	1,067,751
2,320		AON Corp.	52,989
2,230		Chubb Corp.	176,772
1,660		CIGNA Corp.	148,238
1,330		Cincinnati Financial Corp.	58,001
2,100		Hartford Financial Services Group, Inc.	143,976
990		Jefferson-Pilot Corp.	48,560
1,330		Lincoln National Corp.	60,036
1,770		Loews Corp.	130,166
1,100		MBIA, Inc.	57,508
8,240		MetLife, Inc.	322,184
770		MGIC Investment Corp.	47,486
2,560		Principal Financial Group	98,534
1,730		Progressive Corp.	158,745
4,350		Prudential Financial, Inc.	249,690
1,100		Safeco Corp.	53,581
4,130		St. Paul Travelers Cos., Inc.	151,695
770		Torchmark Corp.	40,194
2,210		UnumProvident Corp.	37,614
1,330	@@	XL Capital Ltd.	96,252

			3,696,465

		Internet: 0.7%
8,370	@	eBay, Inc.	311,866
800	@	Monster Worldwide, Inc.	22,440
7,250	@	Symantec Corp.	154,643
8,480	@	Yahoo!, Inc.	287,472

			776,421

		Iron/Steel: 0.1%
1,330		Nucor Corp.	76,555
1,100		United States Steel Corp.	55,935

			132,490

		Leisure Time: 0.3%
550		Brunswick Corp.	25,768
3,440		Carnival Corp.	178,226
2,100		Harley-Davidson, Inc.	121,296
1,210		Sabre Holdings Corp.	26,475

			351,765

		Lodging: 0.3%
660		Harrah’s Entertainment, Inc.	42,623
2,670		Hilton Hotels Corp.	59,675
1,760		Marriott Intl., Inc.	117,673
1,660		Starwood Hotels & Resorts Worldwide, Inc.	99,650

			319,621

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Machinery-Diversified: 0.2%
440		Cummins, Inc.	$30,954
440		Deere & Co.	29,537
2,210		Rockwell Automation, Inc.	125,175

			185,666

		Media: 1.9%
14,160	@	Comcast Corp.	478,325
440		Gannett Co., Inc.	34,795
1,330		McGraw-Hill Cos., Inc.	116,043
220		Meredith Corp.	10,285
990		New York Times Co.	36,214
3,450		News Corp.	58,374
30,020	@	Time Warner, Inc.	526,851
990		Tribune Co.	39,471
10,930		Viacom, Inc.	380,692
12,710		Walt Disney Co.	365,158

			2,046,208

		Mining: 0.1%
770		Phelps Dodge Corp.	78,332

			78,332

		Miscellaneous Manufacturing: 4.1%
6,690		3M Co.	573,266
550		Cooper Industries Ltd.	39,336
1,880		Danaher Corp.	100,411
1,210		Dover Corp.	45,726
2,100		Eastman Kodak Co.	68,355
990		Eaton Corp.	64,746
68,700		General Electric Co.	2,477,321
5,680		Honeywell Intl., Inc.	211,353
1,760		Illinois Tool Works, Inc.	157,573
1,210	@@	Ingersoll-Rand Co. Ltd.	96,377
660		ITT Industries, Inc.	59,558
1,100		Pall Corp.	29,832
1,100		Textron, Inc.	82,082
12,480	@@	Tyco Intl., Ltd.	421,824

			4,427,760

		Office/Business Equipment: 0.2%
2,100		Pitney Bowes, Inc.	94,752
6,140	@	Xerox Corp.	93,021

			187,773

		Oil and Gas: 6.0%
770		Amerada Hess Corp.	74,082
1,780		Anadarko Petroleum Corp.	135,458
1,990		Apache Corp.	121,848
3,450		Burlington Resources, Inc.	172,742
18,840		ChevronTexaco Corp.	1,098,559
3,820		ConocoPhillips	411,949
3,340		Devon Energy Corp.	159,485
1,210		EOG Resources, Inc.	58,975
58,090		Exxon Mobil Corp.	3,462,163
770		Kerr-McGee Corp.	60,314
2,580		Marathon Oil Corp.	121,054
660		Noble Corp.	37,099
2,970		Occidental Petroleum Corp.	211,375
660		Sunoco, Inc.	68,323
1,880	@	Transocean, Inc.	96,745

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Oil and Gas: 6.0% (continued)
2,000		Unocal Corp.	$123,380
2,230		Valero Energy Corp.	163,392

			6,576,943

		Oil and Gas Services: 0.2%
1,770		Baker Hughes, Inc.	78,747
220		BJ Services Co.	11,414
2,670		Halliburton Co.	115,477
950	@	National-Oilwell, Inc.	44,365

			250,003

		Packaging and Containers: 0.1%
770		Ball Corp.	31,940
770		Bemis Co.	23,962
1,100	@	Pactiv Corp.	25,685
990	@	Sealed Air Corp.	51,421

			133,008

		Pharmaceuticals: 3.7%
9,920		Abbott Laboratories	462,470
770		Allergan, Inc.	53,492
990		AmerisourceBergen Corp.	56,717
13,050		Bristol-Myers Squibb Co.	332,253
4,680		Cardinal Health, Inc.	261,144
5,130	@	Caremark Rx, Inc.	204,071
1,660		Eli Lilly & Co.	86,486
660	@	Express Scripts, Inc.	57,545
2,450	@	Forest Laboratories, Inc.	90,528
2,780	@	Gilead Sciences, Inc.	99,524
1,210	@	Hospira, Inc.	39,047
660	@	King Pharmaceuticals, Inc.	5,485
1,880	@	Medco Health Solutions, Inc.	93,192
13,720		Merck & Co., Inc.	444,116
47,940		Pfizer, Inc.	1,259,383
9,550		Schering-Plough Corp.	173,333
8,260		Wyeth	348,407

			4,067,193

		Pipelines: 0.1%
3,560		El Paso Corp.	37,665
620		Kinder Morgan, Inc.	46,934
4,020		Williams Cos., Inc.	75,616

			160,215

		Real Estate Investment Trusts: 0.3%
660		Apartment Investment & Management Co.	24,552
1,550		Archstone-Smith Trust	52,871
2,450		Equity Office Properties Trust	73,819
1,880		Equity Residential	60,555
1,550		Simon Property Group, Inc.	93,898

			305,695

		Retail: 4.7%
1,990	@	Autonation, Inc.	37,691
1,990	@	Bed Bath & Beyond, Inc.	72,715
3,560		Best Buy Co., Inc.	192,276
1,880		Circuit City Stores, Inc.	30,174
3,070		Costco Wholesale Corp.	135,633
2,230		CVS Corp.	117,343
1,550		Darden Restaurants, Inc.	47,554
1,210		Family Dollar Stores, Inc.	36,736

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 4.7% (continued)
1,100		Federated Department Stores, Inc.	$70,004
8,150		Gap, Inc.	177,996
13,940		Home Depot, Inc.	533,065
2,780		J.C. Penney Co., Inc. Holding Co.	144,338
3,450		Limited Brands, Inc.	83,835
5,130		Lowe’s Cos., Inc.	292,872
1,890		May Department Stores Co.	69,968
10,930		McDonald’s Corp.	340,359
990		Nordstrom, Inc.	54,826
2,100	@	Office Depot, Inc.	46,578
770		RadioShack Corp.	18,865
600	@	Sears Holdings Corp.	79,902
5,350		Staples, Inc.	168,151
2,560	@	Starbucks Corp.	132,250
6,020		Target Corp.	301,119
2,670		TJX Cos., Inc.	65,762
2,210	@	Toys R US, Inc.	56,930
21,980		Wal-Mart Stores, Inc.	1,101,417
11,040		Walgreen Co.	490,396
1,330		Wendy’s Intl., Inc.	51,923
2,100		Yum! Brands, Inc.	108,801

			5,059,479

		Savings and Loans: 0.3%
1,880		Golden West Financial Corp.	113,740
5,900		Washington Mutual, Inc.	233,050

			346,790

		Semiconductors: 2.0%
2,560	@	Altera Corp.	50,637
2,560		Analog Devices, Inc.	92,518
11,040	@	Applied Materials, Inc.	179,400
1,890	@	Broadcom Corp.	56,549
540	@	Freescale Semiconductor, Inc.	9,315
54,520		Intel Corp.	1,266,499
280	@	KLA-Tencor Corp.	12,883
2,210		Linear Technology Corp.	84,665
770		Maxim Integrated Products, Inc.	31,470
2,340		National Semiconductor Corp.	48,227
900	@	Novellus Systems, Inc.	24,057
1,100	@	Nvidia Corp.	26,136
660	@	QLogic Corp.	26,730
11,040		Texas Instruments, Inc.	281,410

			2,190,496

		Software: 3.2%
2,210		Adobe Systems, Inc.	148,446
2,230		Autodesk, Inc.	66,365
3,800		Automatic Data Processing, Inc.	170,810
2,210	@	BMC Software, Inc.	33,150
1,770	@	Citrix Systems, Inc.	42,161
3,790		Computer Associates Intl., Inc.	102,709
3,560	@	Compuware Corp.	25,632
2,210	@	Electronic Arts, Inc.	114,434
7,030		First Data Corp.	276,349
1,330	@	Fiserv, Inc.	52,934
1,550		IMS Health, Inc.	37,805

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Software: 3.2% (continued)
1,100	@	Intuit, Inc.	$48,147
660	@	Mercury Interactive Corp.	31,271
65,630		Microsoft Corp.	1,586,276
3,120	@	Novell, Inc.	18,595
49,500	@	Oracle Corp.	617,760
2,560	@	Siebel Systems, Inc.	23,373
2,340	@	Veritas Software Corp.	54,335

			3,450,552

		Telecommunications: 3.4%
2,450		Alltel Corp.	134,383
6,430		AT&T Corp.	120,563
3,560	@	Avaya, Inc.	41,581
14,750		BellSouth Corp.	387,778
1,210		CenturyTel, Inc.	39,736
41,140	@	Cisco Systems, Inc.	735,994
2,700		Citizens Communications Co.	34,938
1,210	@	Comverse Technology, Inc.	30,516
3,450	@	Corning, Inc.	38,399
21,460		Motorola, Inc.	321,256
9,090	@	Nextel Communications, Inc.	258,338
10,140		QUALCOMM, Inc.	371,631
26,610		SBC Communications, Inc.	630,390
1,770		Scientific-Atlanta, Inc.	49,949
11,920		Sprint Corp.	271,180
2,900	@	Tellabs, Inc.	21,170
4,470		Verizon Communications, Inc.	158,685

			3,646,487

		Textiles: 0.1%
1,330		Cintas Corp.	54,942

			54,942

		Toys/Games/Hobbies: 0.1%
1,660		Hasbro, Inc.	33,947
2,560		Mattel, Inc.	54,656

			88,603

		Transportation: 1.1%
2,450		Burlington Northern Santa Fe Corp.	132,129
1,550		CSX Corp.	64,558
2,670		FedEx Corp.	250,846
3,230		Norfolk Southern Corp.	119,672
440		Ryder System, Inc.	18,348
1,770		Union Pacific Corp.	123,369
7,260		United Parcel Service, Inc.	528,091

			1,237,013

		Total Common Stock
		(Cost $75,264,739)	73,118,220

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 7	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 9.3%
		Sovereign: 9.3%
$14,000,000	@@	Israel Government AID Bond, 5.320%, due 05/15/12		$10,109,316

		Total Corporate Bonds/Notes
		(Cost $10,190,760)		10,109,316

U.S. TREASURY OBLIGATIONS: 22.5%
		U.S. Treasury STRIP: 16.9%
24,760,000		4.410%, due 02/15/12		18,346,838

				18,346,838

		Other Agency Obligations: 5.6%
1,814,000		FICO STRIP, 5.400%, due 03/07/12		1,314,606
4,591,000		FICO STRIP, 5.410%, due 03/26/12		3,317,971
2,000,000		FICO STRIP, 5.440%, due 05/11/12		1,436,004

				6,068,581

		Total U.S. Treasury Obligations
		(Cost $24,375,132)		24,415,419

		Total Long-Term Investments
		(Cost $109,830,631)		107,642,955

SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreement: 1.1%
1,249,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $1,249,099 to be received upon repurchase (Collateralized by $1,315,000 Federal National Mortgage Association, 3.875%, Market Value plus accrued interest $1,306,431, due 11/17/08)		1,249,000

		Total Short-Term Investments
		(Cost $1,249,000)		1,249,000

		Total Investments In Securities
		(Cost $111,079,631)*	100.1%	$108,891,955
		Other Assets and Liabilities—Net	(0.1)	(103,062)

		Net Assets	100.0%	$108,788,893

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $111,437,470.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(2,545,515)

		Net Unrealized Depreciation		$(2,545,515)

PORTFOLIO OF INVESTMENTS
ING GET U.S. Core Portfolio Series 8 (1)	as of March 31, 2005 (Unaudited)

Principal Amount				Value

COMMERCIAL PAPER: 81.5%
$2,000,000		ASB Bank Ltd., 2.840%, due 05/09/05		$1,993,858
2,000,000		Barclay’s U.S. Funding Co., 2.880%, due 06/03/05		1,989,820
2,000,000		Cafco LLC, 2.940%, due 06/03/05		1,989,600
1,000,000		Citigroup, 2.890%, due 06/06/05		994,650
2,000,000		Danske Corp., 2.890%, due 06/06/05		1,989,300
2,000,000		Delaware Funding, 2.750%, due 04/15/05		1,997,708
2,000,000		Delaware Funding, 2.880%, due 06/03/05		1,989,820
2,000,000		Delaware Funding, 2.890%, due 06/06/05		1,989,300
2,000,000		General, 2.870%, due 06/01/05		1,990,160
2,000,000		HBOS Treasury, 2.890%, due 06/07/05		1,989,140
2,000,000		IXIS, 2.910%, due 05/18/05		1,992,267
2,000,000		Jupiter Securitization, 2.760%, due 04/14/05		1,997,853
2,000,000		Old Line Funding, 2.750%, due 04/15/05		1,997,708
2,000,000		Park Ave. Receivables, 2.780%, due 04/04/05		1,999,383
2,000,000		Proctor & Gamble, 2.890%, due 06/06/05		1,989,300
2,000,000		St. Germain’s Holdings, 2.800%, due 04/13/05		1,997,978
1,300,000		Three Pillars Funding Corp., 2.820%, due 04/06/05		1,299,389
786,000		Thunder Bay, 2.810%, due 04/11/05		785,325
1,700,000		Toyota Motor Corp., 2.770%, due 04/11/05		1,698,561
2,000,000		UBS Finance Delaware LLC, 2.870%, due 06/01/05		1,990,160

		Total Commercial Paper
		(Cost $36,662,453)		36,661,280

REPURCHASE AGREEMENT: 18.5%
8,314,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $8,314,658 to be received upon repurchase (Collateralized by $8,850,000 Federal Home Loan Mortgage Corp., 2.750%, Market Value plus accrued interest $8,495,754, due 03/15/08).		8,314,000

		Total Repurchase Agreement
		(Cost $8,314,000)		8,314,000

		Total Short-Term Investments
		(Cost $44,976,453)		44,975,280

		Total Investments In Securities
		(Cost $44,976,453)*	100.0%	$44,975,280
		Other Assets and Liabilities—Net	0.0	(8,415)

		Net Assets	100.0%	$44,966,865

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$325
		Gross Unrealized Depreciation		(1,498)

		Net Unrealized Depreciation		$(1,173)

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 95.9%
		BELGIUM: 0.5%
9,800		Fortis	$280,149

			280,149

		BERMUDA: 0.7%
11,425		Tyco Intl. Ltd.	386,165

			386,165

		BRAZIL: 1.3%
3,200	@, #	Submarino SA	49,632
44,700	@	Tele Norte Leste Participacoes SA ADR	691,509

			741,141

		CANADA: 1.1%
3,543		EnCana Corp.	250,179
22,900		Placer Dome, Inc.	370,231

			620,410

		CHINA: 0.9%
666,000		Aluminum Corp. of China Ltd.	387,775
82,500		Weiqiao Textile Co.	117,212

			504,987

		DENMARK: 0.3%
6,700		H Lundbeck A/S	163,045

			163,045

		FINLAND: 0.7%
19,300		UPM-Kymmene Oyj	429,282

			429,282

		FRANCE: 3.5%
2,755		Lafarge SA	267,709
4,700		Schneider Electric SA	368,904
4,477		Societe Generale	466,768
3,820		Total SA	896,589

			1,999,970

		GERMANY: 3.8%
1,500		Deutsche Bank AG	129,685
2,850		Deutsche Boerse AG	215,025
13,454		RWE AG	815,935
6,750		Schering AG	450,900
6,927		Siemens AG	548,358

			2,159,903

		GREECE: 1.1%
19,072		Alpha Bank AE	645,435

			645,435

		HONG KONG: 2.3%
83,000		Hang Lung Properties Ltd.	120,018
51,000		Henderson Land Development	226,395
208,000		Hong Kong Exchanges and Clearing Ltd.	536,373
458,000		Sino Land Co.	413,036

			1,295,822

		IRELAND: 0.3%
9,900		Irish Life & Permanent PLC	176,207

			176,207

		ISRAEL: 0.9%
16,645		Teva Pharmaceutical Industries Ltd. ADR	515,995

			515,995

		JAPAN: 10.1%
57,000		Ajinomoto Co., Inc.	696,092
25,000		Amano Corp.	280,555

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		JAPAN: 10.1% (continued)
152		eAccess Ltd.	$128,828
17,000		Hino Motors Ltd.	106,736
13,000		Isetan Co., Ltd.	169,242
20		Japan Retail Fund Investment Corp.	159,328
9,500		JFE Holdings, Inc.	265,017
31,000		Koyo Seiko Co., Ltd.	419,369
3,400		Kyocera Corp.	242,505
40		Mitsubishi Tokyo Financial Group, Inc.	345,441
5,300		NEC Electronics Corp.	246,870
53,000		Nippon Steel Corp.	133,888
28,500		Nomura Holdings, Inc.	395,762
5,000		Promise Co., Ltd.	341,673
138,000	@	Resona Holdings, Inc.	276,394
30,800		Sekisui House Ltd.	328,818
32,000		Sumitomo Corp.	274,229
16,000		Toto Ltd.	137,391
5,300		Toyota Industries Corp.	149,289
18,300		Toyota Motor Corp.	680,042

			5,777,469

		LUXEMBOURG: 0.3%
7,954		Arcelor	182,090

			182,090

		MALAYSIA: 1.4%
11,000		British American Tobacco Malaysia Bhd	125,868
113,600		Maxis Communications Bhd	282,336
139,700		Tenaga Nasional Bhd	374,984

			783,188

		MEXICO: 0.3%
55,300		Wal-Mart de Mexico SA de CV	193,870

			193,870

		NETHERLANDS: 2.7%
29,900		Aegon NV	404,106
12,100	@	ASML Holding NV	204,528
25,699	@	BE Semiconductor Industries NV	133,600
17,891		European Aeronautic Defense and Space Co.	536,335
4,725		Royal Dutch Petroleum Co.	283,909

			1,562,478

		NEW ZEALAND: 0.7%
193,800		Fisher & Paykel Healthcare Corp.	413,037

			413,037

		SINGAPORE: 0.4%
154,000		CapitaLand Ltd.	219,046

			219,046

		SPAIN: 2.3%
35,192		Banco Bilbao Vizcaya Argentaria SA	574,223
44,500		Telefonica SA	774,688

			1,348,911

		SWEDEN: 0.7%
32,239		Swedish Match AB	396,157

			396,157

		SWITZERLAND: 4.2%
5,430		Credit Suisse Group	233,094
15,420		Novartis AG	722,373
2,691		Roche Holding AG	289,554

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		SWITZERLAND: 4.2% (continued)
20,700		STMicroelectronics NV	$346,003
9,400		UBS AG	796,914

			2,387,938

		UNITED KINGDOM: 7.0%
78,800		BP PLC	818,278
20,400		GlaxoSmithKline PLC	467,933
1,500		GlaxoSmithKline PLC ADR	68,880
34,840		Imperial Tobacco Group PLC	914,266
283,700		Legal & General Group PLC	607,038
14,730		Rio Tinto PLC	476,164
254,493		Vodafone Group PLC	675,822

			4,028,381

		UNITED STATES: 48.4%
7,675		3M Co.	657,671
4,830		Abbott Laboratories	225,175
5,545		Air Products & Chemicals, Inc.	350,943
15,710		Alcoa, Inc.	477,427
3,815		Allergan, Inc.	265,028
9,190	@	Alliant Techsystems, Inc.	656,625
4,780		Altria Group, Inc.	312,564
7,725		American Intl. Group, Inc.	428,042
3,895	@	Amgen, Inc.	226,728
12,015		Baker Hughes, Inc.	534,547
5,760		Bank of America Corp.	254,016
10,160	@	Barr Pharmaceuticals, Inc.	496,113
11,710	@	Biogen Idec, Inc.	404,112
2,475		Boeing Co.	144,689
6,205		Carnival Corp.	321,481
5,870	@	Celgene Corp.	199,874
21,220		Cendant Corp.	435,859
3,100		ChevronTexaco Corp.	180,761
2,530		Chubb Corp.	200,553
20,715	@	Cisco Systems, Inc.	370,591
13,620		Citigroup, Inc.	612,083
13,795	@	Comcast Corp.	460,753
8,605		CVS Corp.	452,795
8,615	@	Dell, Inc.	330,988
5,925		Dow Chemical Co.	295,361
9,435	@	eBay, Inc.	351,548
3,565		Eli Lilly & Co.	185,737
33,335		EMC Corp.	410,687
9,910		Exxon Mobil Corp.	590,636
3,750		General Dynamics Corp.	401,438
31,615		General Electric Co.	1,140,037
8,860	@	Gilead Sciences, Inc.	317,188
6,275		Goldman Sachs Group, Inc.	690,186
6,120		Harley-Davidson, Inc.	353,491
3,330	@	Inamed Corp.	232,700
21,230		Intel Corp.	493,173
8,305		International Business Machines Corp.	758,911
17,885		iShares Goldman Sachs Semiconductor Index Fund	911,598
8,735		Johnson & Johnson	586,642
6,155		Lehman Brothers Holdings, Inc.	579,555
5,600		Marriott Intl., Inc.	374,416
9,455		Merck & Co., Inc.	306,058

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		UNITED STATES: 48.4% (continued)
33,135		Microsoft Corp.	$800,873
5,450	@	National-Oilwell, Inc.	254,515
7,345		Nordstrom, Inc.	406,766
6,120		Oshkosh Truck Corp.	501,779
4,275		PACCAR, Inc.	309,467
13,680	@	Par Pharmaceutical Cos., Inc.	457,459
10,495		PepsiCo, Inc.	556,550
24,160		Pfizer, Inc.	634,682
7,460		Praxair, Inc.	357,036
15,985		Procter & Gamble Co.	847,205
8,950		QUALCOMM, Inc.	328,018
10	@	Rowan Cos., Inc.	299
9,500		Schlumberger Ltd.	669,560
4,490		Sherwin-Williams Co.	197,515
4,340		Starwood Hotels & Resorts Worldwide, Inc.	260,530
12,765	@	Stericycle, Inc.	564,213
6,450		Target Corp.	322,629
4,340		United Technologies Corp.	441,204
12,755		Wal-Mart Stores, Inc.	639,153
2,830	@	WellPoint, Inc.	354,741
15,765	@	Yahoo!, Inc.	534,434
3,676	@	Zimmer Holdings, Inc.	286,030

			26,835,919

		Total Common Stock
		(Cost $51,152,829)	54,914,514

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 4.6%
		Repurchase Agreement: 4.6%
$2,650,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $2,650,210 to be received upon repurchase (Collateralized by $2,810,000 various Federal National Mortgage Association, 2.500%-3.250%, Market Value plus accrued interest $2,721,415, due 11/15/07-06/15/08).		$2,650,000

		Total Short-Term Investments
		(Cost $2,650,000)		2,650,000

		Total Investments In Securities
		(Cost $53,802,829)*	100.5%	$57,564,514
		Other Assets and Liabilities—Net	(0.5)	(280,172)

		Net Assets	100.0%	$57,284,342

	@	Non-income producing security
	ADR	American Depositary Receipt
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $54,287,728.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,066,137
		Gross Unrealized Depreciation		(1,789,351)

		Net Unrealized Appreciation		$3,276,786

PORTFOLIO OF INVESTMENTS
ING VP Worldwide Growth Portfolio	as of March 31, 2005 (Unaudited)(continued)

Industry	Percent of Net Assets

Aerospace/Defense	3.8%
Agriculture	3.1
Auto Manufacturers	2.7
Auto Parts and Equipment	0.7
Banks	6.9
Beverages	1.0
Biotechnology	1.5
Building Materials	0.5
Chemicals	2.1
Commercial Services	0.8
Computers	2.6
Cosmetics/Personal Care	1.5
Distribution/Wholesale	0.5
Diversified Financial Services	6.2
Electric	2.1
Electronics	0.4
Environmental Control	1.0
Food	1.2
Forest Products and Paper	0.7
Hand/Machine Tools	0.6
Healthcare-Products	2.6
Healthcare-Services	0.6
Home Builders	0.6
Housewares	0.2
Insurance	2.9
Internet	1.9
Investment Companies	1.6
Iron/Steel	1.0
Leisure Time	1.2
Lodging	1.1
Machinery-Diversified	0.3
Media	0.8
Mining	3.0
Miscellaneous Manufacturing	5.3
Oil and Gas	5.3
Oil and Gas Services	2.5
Pharmaceuticals	9.7
Real Estate	1.3
Real Estate Investment Trusts	0.3
Real Estate Development	0.4
Retail	3.8
Semiconductors	2.5
Software	1.4
Telecommunications	5.5
Textiles	0.2
Repurchase Agreement	4.6
Other Assets and Liabilities, Net	(0.5)

Net Assets	100.0%

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Variable Insurance Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005